RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of risk management [abstract]
Disclosure of risk management [text block]

NOTE 4 – RISK MANAGEMENT

Grupo Aval and its subsidiaries in the financial sector, Banco de Bogotá, Banco de Occidente, Banco AV Villas, Banco Popular and Corficolombiana manage risk pursuant to the applicable regulations in each country where they operate and according to Grupo Aval’s internal policies.

The risk framework requires that strong risk management practices are integrated in key strategic, capital and financial planning processes and day-to-day business processes across Grupo Aval, with a goal of ensuring risks are appropriately considered, evaluated and responded to in a timely manner. Grupo Aval employs a risk management process, referred to as identify, measure, monitor and control, as part of the daily activities, among all the risks Grupo Aval manages.

Lines of Defense:  in addition to the role of Executive Officers in managing risk, management has had clear ownership and accountability across the three lines of defense: 1) First Line of defense: Business Units, 2) Second Line of defense: mainly concentrated in the Independent Risk Management departments and 3) Third line of defense: Corporate Audit.

•

Business Units: include the business lines as well as the Technology and Operations areas which are responsible for appropriately assessing and effectively managing all of the risks associated with their processes.

•

Independent Risk Management Units: risk management areas include risk management and compliance departments. Grupo Aval has other control functions that are not part of these areas but are key in the risk mitigation of non-financial risks, including legal, human resources and certain activities within the Financial and Administrative processes.

•

Corporate Audit: corporate audit maintain its independence from the first and second lines of defense by reporting directly to the Audit Committee or the Board. Corporate Audit provides independent assessment and validation through testing of key processes and controls across Grupo Aval.

The following sections outline the key risks that are inherent in business activities of the subsidiaries in the financial sector:

A)	Financial risks
i)	Credit risk: the risk of financial loss if a debtor fails to meet its contractual obligations.
ii)

Market risk: the risk of loss arising from potential adverse changes in the value of the subsidiaries in the financial sector assets and liabilities or future results, resulting from changes in market variables such as interest rates, foreign exchange rates, equity prices, commodity prices, implied volatilities or credit spreads; this includes the structural interest rate and foreign exchange risks.

iii)

Liquidity risk: the risk of being unable to meet contractual and contingent obligations or that the subsidiaries in the financial sector do not have the appropriate amount, composition and tenor of funding and liquidity to support the financial assets and liabilities requirements (funding liquidity risk). Also includes the capability to manage its investment portfolio in terms of liquidity, duration and currency (market liquidity risk).

iv)

Interest rate risk: it is the current or potential risk to equity and profits of a financial subsidiary that arise from adverse movements in interest rates, which affect the positions of the banking book.

v)

Capital risk:  the risk that any of the subsidiaries in the financial sector have an insufficient level and composition of capital to support its business activities and associated risks during both normal economic environments and under stressed conditions. Risk related to the management of capital requirements and adequacy.

Grupo Aval’s subsidiaries in the financial sector have ALCO/ALM committees in order to establish risks policies, limits and systems to measure, monitor and control the funds transfer pricing curve, interest rate risk in banking book and liquidity risk management.

Objective and general guidelines of risk management

Grupo Aval’s and its subsidiaries of the financial sector objective is to maximize returns for its investors, through proper risk management. The guiding principles of risk management at Grupo Aval are as follows:

a)	Make risk management a part of every institutional process.
b)	Collective decision making for commercial lending of significant amounts.
c)	Extensive and in-depth industry and market knowledge, as a result of the leadership and experienced, stable and seasoned senior management.
d)	Clear risk management policies based on a top-down approach with respect to:
•	Compliance with know-your-customer policies.
•	Commercial loans credit structure based on a clear identification of sources of repayment and of cash flow generation capacity of the borrower.
e)	Use of common credit analysis tools for analysis and loan pricing tools across Grupo Aval’s subsidiaries of financial sector.
f)	Diversification of the commercial loan portfolio with respect to industries and economic groups.
g)	Specialization in consumer product niches.
h)	Extensive use of continuously updated scoring models and credit ratings updated permanently to ensure quality growth of consumer loans with high credit quality.
i)	Conservative policies in terms of:
•	trading portfolio composition with bias towards lower volatility instruments,
•	proprietary trading position, and
•	the variable compensation for the trading staff.

j)Control the position-level based on market risk sensitivities (such as VaR, DV01, Delta, Rho and Vega) and credit risk exposures by counterparties.

k)Concentration and diversification limits which are based on market liquidity and volatility, operational capacity, valuation and credit quality of counterparties.

l)Control and follow up the funding and liquidity risk with independent oversight. This includes setting limits related with high quality liquid assets and maturity concentration of financial liabilities among others.

m)Ensuring compliance with regulatory limits and reviewing how the current and projected strategy can affect those limits.

Main premises for risk management

Grupo Aval´s risk culture is based on the principles indicated in the section above and they are transmitted to all subsidiaries of the financial sector and business units. The strategy related with risk management is supported by the following guidelines:

a)

In all of Grupo Aval´s subsidiaries of the financial sector, the risk function is independent of the business units. The segregation of functions between the business areas and the risk areas in charge of risk measurement analysis, control and reporting, provide sufficient independence and autonomy for proper risk control.

b)

The decision-making process at the subsidiaries of the financial sector requires that transactions of significant amounts are sent to decision centers such as risk committees. The frequency of meetings of these committees ensures a high degree of agility regarding the resolution of proposals and continuous participation of senior management for management the different risks.

c)

Grupo Aval has corporate policies for the risk to which it is exposed. The business and risk units of Grupo Aval and its subsidiaries of the financial sector hold orientation meetings based on approaches to risk that are consistent with Grupo Aval´s risk culture.

d)	Grupo Aval has implemented a risk system that is updated on a regular basis to address new conditions in the markets and the risks to which Grupo Aval is exposed.
e)	There are adequate information systems to monitor risk exposure, to ensure compliance and approval policies and, if necessary, to implement proper corrective actions.
f)	Key risks are analyzed on a regular basis, not only when risks materialize or when problems occur during the normal course of business but in a continuous process of risk management.
g)	Grupo Aval and its subsidiaries of the financial sector have training courses on risk culture for all hierarchy levels in the organization.
h)	A risk culture integrated throughout the organization, consisting on a series of attitudes, values, skills and guidelines to action.

Corporate structure of the risk function

Governance of the risk function seeks to ensure that risk decisions are made appropriately and efficiently and that risks are effectively controlled. The goal is to guarantee that risks are managed in accordance with the guidelines set forth by Grupo Aval. The corporate structure for risk management at the subsidiaries of the financial sector is comprised of the following, top-level risk governance bodies:

•	Board of Directors
•	Risk Management committees
•	Risks Management units
•	Administrative process of risk management
•	Internal Audit Departments

Responsibility for the control and management of risks rests ultimately on Financial Subsidiaries Board of Directors. The Board has the power to delegate the various committees and it is supported by risk management committees at the subsidiaries of the financial sector.

Disclosure of risk management, credit risk [text block]

Financial Risk Review

4.1          Credit Risk

4.1.1          Consolidated Credit Risk Exposure

Grupo Aval´s subsidiaries are exposed to credit risk, consisting of the risk of financial loss as a result of the failure of the debtor to meet its contractual obligations in financial transactions on a timely and complete manner. Exposure to credit risk for Grupo Aval and its subsidiaries is a result of credit activities and transactions with counterparties.

The maximum exposure to credit risk of Grupo Aval, at a consolidated level is reflected in the carrying value of financial assets in the statement of financial position of Grupo Aval as of December 31, 2019 and 2018 as follows:

Account
Assets	December 31, 2019		December 31, 2018
Cash and cash equivalents (**)	Ps.	23,464,691	Ps.	21,955,901
Debt securities held for trading		4,673,113		3,762,978
Debt securities mandatorily FVTPL		10,102		31,256
Debt securities FVOCI		21,608,992		18,935,757
Debt securities at amortized cost		3,053,862		2,972,616
Derivatives instruments		917,434		768,686
Hedging derivatives		166,598		30,138
Loans
Commercial		101,655,660		102,408,977
Consumer		59,840,451		55,455,064
Mortgage		20,221,683		18,592,103
Microcredit		410,320		425,697
Other accounts receivable FVTPL		2,706,030		2,488,414
Other accounts receivable at amortized cost		9,282,734		7,069,120
Total financial assets with credit risk	Ps.	248,011,670	Ps.	234,896,707
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		3,341,641		3,446,601
Credit commitments		28,812,963		27,479,080
Total exposure to credit risk outside of the statement of financial position	Ps.	32,154,604	Ps.	30,925,681
Total maximum exposure to credit risk	Ps.	280,166,274	Ps.	265,822,388

(**)   Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities.

With regards to guarantees and commitments to extend the credit amounts, the maximum credit risk exposure is the amount of the commitment. Credit risk is mitigated by guarantees and collaterals as described in note 4.1.4 Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements.

Each of Grupo Aval´s financial subsidiaries assume the credit risk for both the credit activity itself, which includes commercial, consumer, mortgage and microcredit credit lending and treasury activities, including interbank loans, investment portfolio management, derivatives and foreign currency trading activities, among others. Despite being independent businesses, the nature of insolvency risk of the borrower or counterparty is similar and therefore the criteria in which they are evaluated is similar.

Loans are recorded at amortized cost on the statement of financial position and are classified as commercial, consumer, mortgages, and microcredit. Due to the significance of the financial leasing portfolio for Grupo Aval, these amounts are also presented separately in all the tables for disclosure purposes:

December 31, 2019

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	101,655,660	Ps.	(10,348,941)	Ps.	91,306,719
Consumer		59,840,451		(252,522)		59,587,929
Residential mortgage		20,221,683		(1,560,294)		18,661,389
Microcredit		410,320		—		410,320
Financial leasing		—		12,161,757		12,161,757
Total portfolio	Ps.	182,128,114	Ps.	—	Ps.	182,128,114

December 31, 2018

	Balance in Statement		Leasing presentation		Balance according to
Portfolio segment	of financial position		adjustment		disclosure
Commercial	Ps.	102,408,977	Ps.	(9,858,952)	Ps.	92,550,025
Consumer		55,455,064		(254,483)		55,200,581
Residential mortgage		18,592,103		(1,312,741)		17,279,362
Microcredit		425,697		—		425,697
Financial leasing		—		11,426,176		11,426,176
Total portfolio	Ps.	176,881,841	Ps.	—	Ps.	176,881,841

4.1.2          Loan and Counterparty Approval Process for subsidiaries in the financial sector

The principles and rules for credit management and credit risk for each financial subsidiary are contained in the credit manual, both for commercial banking activities and treasury activities. Evaluation criteria to measure credit risk follows the principal instructions set forth by the Treasury and Credit Risk Committees.

The maximum authority regarding lending is the Board of Directors for each bank, which approves the general policy and has the capacity to approve large size transactions. In the normal banking operation, authorizations for approval of loans and lines of credit depend on the amounts, credit quality, tenor and security collateral or guarantees offered by the client. The Board of Directors of each bank has delegated part of its lending authorities to different committees and executives who process the credit requests and are responsible for the analysis and follow-up.

Additionally, for the approval of credits, certain considerations are taken into account including but not limited to, the probability of default and the recovery percentage of guarantees received, tenor and concentration by economic sector.

Regarding the operations for treasury activities, the Board of Directors of the financial subsidiaries, approves the lines of credit for counterparties. Risk control is essentially carried out through three mechanisms: annual approval of lines of credit, semiannual solvency evaluations for issuers and a report on concentrations for each client or economic group.

Although each financial subsidiary is responsible for its credit decisions and risk management, Grupo Aval as a holding, through the Corporate Risk Unit oversees the implementation of appropriate risk management controls at the financial subsidiaries and has established upward loan reporting processes. The holding’s risk management staff meets on a weekly basis to discuss the subsidiaries’ loan portfolio, developments in industry, risks and opportunities. Grupo Aval also coordinates loan syndication among its banks to effectively leverage the combined equity of its banks and manage any risk issues.

Each subsidiary of the financial sector has a Credit Risk Management System, which is managed by the credit vice-presidency or its equivalent, and includes, among others, the design, implementation and evaluation of policies and risk mechanisms defined by the Credit and Treasury Risk Committee and the Board of Directors. The operation of the Credit Risk Management System has resulted in the integration of risk measurement tools into the credit approval process in each of the financial subsidiaries.

Each subsidiary of the financial sector has two models for evaluating credit risk for the approval of commercial loans: the financial ratings model, statistical models based on financial information of the client, which are used in the approval process and for the management and follow-up of the portfolio. The second model is based on the client´s financial ratings and its historical payment behavior with the bank, used in the process of client rating. For retail loans (including mortgage loans and auto loans) models are based on sociodemographic variables and the historical payment behavior of the clients.

4.1.3          Credit quality analysis

The Credit-risk Monitoring Process and Credit rating of the loan portfolio

The monitoring process and follow-up of credit risk of each financial subsidiary is carried out in several steps including portfolio analysis by vintages, risk level rating, permanent follow-up of high risk clients, restructuring processes of operations and the receipt of foreclosed assets as payment.

On a monthly basis the financial subsidiaries classify each client in one of these categories: Category A-Normal, B‑Subnormal, C-Deficient, D-Doubtful recovery and E- Unrecoverable, based on the statistical models that each subsidiary has.

On a quarterly basis each financial subsidiary evaluates the commercial portfolio by economic sectors, where macro-sectors are evaluated with the purpose of monitoring the concentration per economic sector and the risk level of each one.

Every six-months each financial subsidiary carries out an individual analysis of the credit risk based on updated financial information of the client, payment record, collateral security/guarantees received, credit bureau reports and other qualitative information available; based on the information, clients are classified by risk level as mentioned above.

Each of the risk categories is explained as follows:

Category 1 (0% >= PD* <=7.5%) — “Normal risk”: Loans and finance leases in this category are appropriately serviced. The debtor’s financial statements or its projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity.

Category 2-3 (7.5% > PD <=15% - 15% > PD <=22.5%) — “Acceptable risk, above normal”: Loans and finance leases in this category are adequately serviced and protected. But there are weaknesses which may potentially affect, on a transitory or permanent basis, the debtor’s paying capacity or its projected cash flows, to the extent that, if not timely corrected, would affect the collection of the credits as contracted.

Category 4-5 (22.5% > PD <=30% - 30% > PD <=45%) — “Appreciable risk”: Loans and finance leases in this category have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations.

Category 6-7 (45% > PD <=60% - 60% > PD <=90%)— “Significant risk”: Loans and finance leases in this category have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful.

(*)    Probability of default – “PD” is the probability that the counterpart defaults in its payment obligations of capital and/or interest.

Category 8 (PD > 90%) — “Risk of non-recoverability”: Loans and finance leases in this category are deemed uncollectible.

For mortgage loans and microcredits, the previous classification by risk levels is carried out monthly considering the number of days past due.

In addition, the credit risk exposure is managed through a periodic analysis of the borrowers (or potential borrowers) to determine the repayment capacity of capital and interest. The credit risk exposure is also mitigated partly by obtaining collateral security, corporate and personal guarantees.

The following table sets out information about the credit quality of financial assets measured at amortized cost. Unless specifically indicated, for financial assets, the amounts in the table represent gross carrying amounts. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Based on the foregoing classifications, each financial subsidiary establishes and executes collection strategies directed at maximizing the collection of the loan portfolio.

As of December 31, 2019, and 2018, the following is a summary of the credit portfolio by probability of default. Explanation of the terms: Stage 1, Stage 2 and Stage 3 are included in Note 2 (2.6) (ix), and explained in detail in Note 4.1.5 (Measurement of ECL).

Commercial

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	82,094,981	Ps.	310,595	Ps.	-	Ps.	82,405,576
7.5% - 15%		855,476		368,086		-		1,223,562
15% - 22.5%		44,548		178,046		-		222,594
22.5% - 30%		45,596		86,323		-		131,919
30% - 45%		30,026		928,098		-		958,124
45% - 60%		1,437		471,156		-		472,593
60% - 90%		1,495		47,979		-		49,474
> 90%		1,573		1,976		5,839,328		5,842,877
TOTAL	Ps.	83,075,132	Ps.	2,392,259	Ps.	5,839,328	Ps.	91,306,719

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	83,210,772	Ps.	243,089	Ps.	-	Ps.	83,453,861
7.5% - 15%		865,784		172,278		-		1,038,062
15% - 22.5%		52,906		180,853		-		233,759
22.5% - 30%		47,739		130,769		-		178,508
30% - 45%		20,889		665,253		-		686,142
45% - 60%		2,448		234,853		-		237,301
60% - 90%		1,117		27,679		67,162		95,958
> 90%		16,814		8,838		6,600,782		6,626,434
TOTAL	Ps.	84,218,469	Ps.	1,663,612	Ps.	6,667,944	Ps.	92,550,025

Consumer

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	45,471,761	Ps.	541,845	Ps.	-	Ps.	46,013,606
7.5% - 15%		6,436,998		311,027		-		6,748,025
15% - 22.5%		469,685		317,644		-		787,329
22.5% - 30%		138,510		334,167		-		472,677
30% - 45%		378,371		649,855		-		1,028,226
45% - 60%		3,457		603,034		146,626		753,117
60% - 90%		422,442		1,065,686		210,585		1,698,713
> 90%		104		70,290		2,015,842		2,086,236
TOTAL	Ps.	53,321,328	Ps.	3,893,548	Ps.	2,373,053	Ps.	59,587,929

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	42,839,139	Ps.	555,398	Ps.	-	Ps.	43,394,537
7.5% - 15%		4,692,330		452,823		-		5,145,153
15% - 22.5%		815,373		456,525		-		1,271,898
22.5% - 30%		179,065		392,878		-		571,943
30% - 45%		91,846		946,658		61,075		1,099,579
45% - 60%		4,378		521,213		91,089		616,680
60% - 90%		2,587		964,704		177,569		1,144,860
> 90%		455		76,265		1,879,211		1,955,931
TOTAL	Ps.	48,625,173	Ps.	4,366,464	Ps.	2,208,944	Ps.	55,200,581

Mortgage

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	16,666,766	Ps.	155,866	Ps.	-	Ps.	16,822,632
7.5% - 15%		116,157		183,028		-		299,185
15% - 22.5%		16,035		234,666		-		250,701
22.5% - 30%		4,187		162,339		-		166,526
30% - 45%		8,606		254,878		-		263,484
45% - 60%		171		184,340		-		184,511
60% - 90%		65		120,355		-		120,420
> 90%		13		3,687		550,230		553,930
TOTAL	Ps.	16,812,000	Ps.	1,299,159	Ps.	550,230	Ps.	18,661,389

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	15,521,416	Ps.	202,634	Ps.	-	Ps.	15,724,050
7.5% - 15%		32,076		201,068		-		233,144
15% - 22.5%		6,950		193,391		-		200,341
22.5% - 30%		1,941		143,322		-		145,263
30% - 45%		1,710		272,141		-		273,851
45% - 60%		121		175,454		-		175,575
60% - 90%		150		138,147		-		138,297
> 90%		1,694		9,584		377,563		388,841
TOTAL	Ps.	15,566,058	Ps.	1,335,741	Ps.	377,563	Ps.	17,279,362

Microcredit

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	123,733	Ps.	17	Ps.	-	Ps.	123,750
7.5% - 15%		142,921		34		-		142,955
15% - 22.5%		29,829		-		-		29,829
22.5% - 30%		4,174		704		-		4,878
30% - 45%		20,263		570		-		20,833
45% - 60%		8,666		941		-		9,607
60% - 90%		336		22,535		-		22,871
> 90%		-		-		55,597		55,597
TOTAL	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	212,882	Ps.	23	Ps.	-	Ps.	212,905
7.5% - 15%		68,503		65		-		68,568
15% - 22.5%		35,880		139		-		36,019
22.5% - 30%		10		828		-		838
30% - 45%		19,413		947		-		20,360
45% - 60%		7,737		911		-		8,648
60% - 90%		297		22,447		-		22,744
> 90%		-		14		55,601		55,615
TOTAL	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697

Financial Leasing

	December 31, 2019
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	10,516,783	Ps.	97,462	Ps.	-	Ps.	10,614,245
7.5% - 15%		149,809		82,300		-		232,109
15% - 22.5%		1,177		51,329		-		52,506
22.5% - 30%		16		31,619		-		31,635
30% - 45%		297		115,423		-		115,720
45% - 60%		72		62,957		-		63,029
60% - 90%		152		4,062		-		4,214
> 90%		-		1,888		1,046,411		1,048,299
TOTAL	Ps.	10,668,306	Ps.	447,040	Ps.	1,046,411	Ps.	12,161,757

	December 31, 2018
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	9,977,306	Ps.	55,600	Ps.	-	Ps.	10,032,906
7.5% - 15%		135,444		51,838		-		187,282
15% - 22.5%		4,802		32,186		-		36,988
22.5% - 30%		10,000		14,297		-		24,297
30% - 45%		1,446		137,667		-		139,113
45% - 60%		2,590		30,542		-		33,132
60% - 90%		459		7,634		1,413		9,506
> 90%		323		182		962,447		962,952
TOTAL	Ps.	10,132,370	Ps.	329,946	Ps.	963,860	Ps.	11,426,176

Credit quality of financial assets (excluding loan portfolio)

The following is the breakdown of the different financial assets excluding loan portfolio, by credit risk level and type of issuer based on the rating issued by the independent credit rating agency. A financial asset is considered investment grade if its credit rating is BBB- or higher by Standard & Poor's or Fitch Ratings scale, Baa3 or higher by Moody's scale, F3 or higher by Fitch Ratings Colombia S.A or BRC3 or higher by BRC of Colombia. Otherwise, the financial asset is considered speculative.

a)Trading investment in debt securities

	December 31, 2019		December 31, 2018
Investment grade
Sovereign (*)	Ps.	2,428,981	Ps.	2,270,642
Other public entities (**)		175,793		128,546
Corporate		61,001		30,207
Financial entities		1,370,232		1,101,157
Total investment grade	Ps.	4,036,007	Ps.	3,530,552
Speculative grade
Sovereign (*)	Ps.	136,314	Ps.	98,155
Central banks		13,966		12,914
Corporate		4,084		—
Financial entities		480,189		117,594
Total Speculative grade	Ps.	634,553	Ps.	228,663
Without grade or not available
Corporate	Ps.	2,553	Ps.	3,763
Total without grade or not available	Ps.	2,553	Ps.	3,763
	Ps.	4,673,113	Ps.	3,762,978

(*)    A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general including regional and local governments.

b)	Investments in debt securities mandatorily at FVTPL

	December 31, 2019		December 31, 2018
Investment grade
Corporate		10,102		31,256
Total investment grade	Ps.	10,102	Ps.	31,256

c)Investments in debt securities at FVOCI

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	12,590,020	Ps.	—	Ps.	—	Ps.	12,590,020
Other public entities (**)		465,677		—		—		465,677
Corporate		228,447		—		—		228,447
Financial entities		2,504,060		—		—		2,504,060
Multilaterals		96,171		—		—		96,171
Total investment grade	Ps.	15,884,375	Ps.	—	Ps.	—	Ps.	15,884,375
Speculative grade
Sovereign (*)	Ps.	4,051,354	Ps.	—	Ps.	—	Ps.	4,051,354
Central banks		970,095		—		—		970,095
Corporate		152,303		—		—		152,303
Financial entities		550,865		—		—		550,865
Total speculative grade	Ps.	5,724,617	Ps.	—	Ps.	—	Ps.	5,724,617
	Ps.	21,608,992	Ps.	—	Ps.	—	Ps.	21,608,992

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2018
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	11,492,538	Ps.	—	Ps.	—	Ps.	11,492,538
Other public entities (**)		497,634		—		—		497,634
Corporate		135,985		—		—		135,985
Financial entities		2,732,127		—		—		2,732,127
Multilaterals		118,657		—		—		118,657
Total investment grade	Ps.	14,976,941	Ps.	—	Ps.	—	Ps.	14,976,941
Speculative grade
Sovereign (*)	Ps.	1,994,205	Ps.	54,587	Ps.	—	Ps.	2,048,792
Central banks		1,066,822		64,918		—		1,131,740
Corporate		61,485		132,817		—		194,302
Financial entities		375,352		201,002		—		576,354
Total speculative grade	Ps.	3,497,864	Ps.	453,324	Ps.	—	Ps.	3,951,188
Default
Corporate	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628
Total default	Ps.	—	Ps.	—	Ps.	7,628	Ps.	7,628
	Ps.	18,474,805	Ps.	453,324	Ps.	7,628	Ps.	18,935,757

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

d)Investments in debt securities at amortized cost

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	23,043	Ps.	—	Ps.	—	Ps.	23,043
Other public entities (**)		3,029,802		—		—		3,029,802
Financial entities		1,017		—		—		1,017
Total investment grade	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862
	Ps.	3,053,862	Ps.	—	Ps.	—	Ps.	3,053,862

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

	December 31, 2018
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	32,321	Ps.	—	Ps.	—	Ps.	32,321
Other public entities (**)		2,931,172		—		—		2,931,172
Financial entities		9,123		—		—		9,123
Total investment grade	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616
	Ps.	2,972,616	Ps.	—	Ps.	—	Ps.	2,972,616

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(**)   Derived from operations with government entities; including public administrations in general (includes regional and local governments).

e)Other accounts receivable at FVTPL

	December 31, 2019		December 31, 2018
Investment grade
Sovereign (*)	Ps.	2,706,030	Ps.	2,488,414
Total investment grade	Ps.	2,706,030	Ps.	2,488,414

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

f)Other accounts receivable at amortized cost

		December 31, 2019
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	—	Ps.	4,719,510
Other accounts receivables related to gas, energy services, contributions and others		830,995		132,474		113,503		—		1,076,972
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,486,252		3,486,252
Total other receivables	Ps.	5,550,505	Ps.	132,474	Ps.	113,503	Ps.	3,486,252	Ps.	9,282,734

		December 31, 2018
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivables and contract assets for corporate customers	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	—	Ps.	2,971,500
Other accounts receivables related to gas, energy services, contributions and others		395,849		138,082		175,847		—		709,778
Other receivables using simplified approach
Other accounts receivables from individual customers		—		—		—		3,387,842		3,387,842
Total other receivables	Ps.	3,367,349	Ps.	138,082	Ps.	175,847	Ps.	3,387,842	Ps.	7,069,120

Evaluated using general approach

The following table provides information about the exposure to credit risk and ECLs for other accounts receivable and contract assets for corporate customers as of December 31, 2019 and 2018. The credit quality of these financial assets follows the methodology of the probability of default of Debt securities and other liquid financial assets (See note 4.1.5).

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	4,328,028	Ps.	—	Ps.	—	Ps.	4,328,028
Financial entities		391,482		—		—		391,482
Total investment grade	Ps.	4,719,510	Ps.	—	Ps.	—	Ps.	4,719,510

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

	December 31, 2018
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (*)	Ps.	2,631,235	Ps.	—	Ps.	—	Ps.	2,631,235
Financial entities		340,265		—		—		340,265
Total investment grade	Ps.	2,971,500	Ps.	—	Ps.	—	Ps.	2,971,500

(*)    Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

The following table provides information about the exposure to credit risk and ECLs by segment for accounts receivable related to gas and energy services, the methodology used to estimate the ECLs is the same used for Loan and Receivable (See note 4.1.5):

	December 31, 2019
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	99,852	Ps.	—	Ps.	—	Ps.	99,852
Gas		459,012		128,455		46,166		633,633
Energy		62,662		4,019		67,337		134,018
Other accounts receivable		209,469		—		—		209,469
Total segmentation	Ps.	830,995	Ps.	132,474	Ps.	113,503	Ps.	1,076,972

	December 31, 2018
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	71,903	Ps.	—	Ps.	—	Ps.	71,903
Gas		232,445		134,519		77,693		444,657
Energy		37,455		3,563		98,154		139,172
Other accounts receivable		54,046		—		—		54,046
Total segmentation	Ps.	395,849	Ps.	138,082	Ps.	175,847	Ps.	709,778

Evaluated using simplified approach

Grupo Aval uses a probability matrix to measure the ECL for other receivables from individual customers, which have small balances.

The weighted-average loss rate is calculated using a “rolling rate” method based on the probability that a receivable will progress through successive stages of default until write off. The rolling rate is calculated for exposures in different segments and separately in accordance with the following common features of credit risk.

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets from individual customers as of December 31, 2019 and 2018.

	Weighted-	Gross
	average loss	carrying		Loss		Credit-
December 31, 2019	rate	amount		allowance		impaired
0–30 days past due	1.05%		2,275,266		23,892	—
31–60 days past due	1.70%		810,364		13,788	—
61–90 days past due	11.05%		72,920		8,061	—
More than 90 days past due	65.50%		327,702		214,660	327,702
		Ps.	3,486,252	Ps.	260,401

	Weighted-	Gross
	average loss	carrying			Loss	Credit-
December 31, 2018	rate	amount			allowance	impaired
0–30 days past due	1.15%		2,846,086		32,622	—
31–60 days past due	6.70%		111,636		7,485	—
61–90 days past due	9.39%		31,625		2,970	—
More than 90 days past due	47.32%		398,495		188,583	398,495
		Ps.	3,387,842	Ps.	231,660

The loss rates are based on the experience of real credit loss in the last seven years. These rates are multiplied by factors to reflect the differences between the economic conditions during the period in which the historical data were collected, the current conditions and the opinion of the entities of Grupo Aval about the economic conditions during the expected lives of the accounts receivable.

g)Derivative instruments

The details of credit rating determined by independent credit rating agents of counterparties in trading derivative and hedge derivatives are as follows.

Credit worthiness	December 31, 2019		December 31, 2018
Investment grade	Ps.	734,959	Ps.	755,218
Speculative		21,037		9,926
Without grade or not available		328,036		33,680
Total	Ps.	1,084,032	Ps.	798,824

The following table shows an analysis of counterparty credit exposures that arise from derivative transactions. Transactions derived from the Group are generally fully guaranteed with cash:

Trading derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2019
Derivative assets	38,957,370	917,434	4,720,381	—
Derivative liabilities	40,549,648	962,438	5,315,421	52
2018
Derivative assets	34,950,958	768,686	5,997,311	—
Derivative liabilities	31,237,110	811,305	1,977,284	32

Hedging derivatives

	Total		Central counterparties
	Notional	Fair	Notional	Fair
	amount	value	amount	value
2019
Derivative assets	7,322,445	166,598	3,252,561	—
Derivative liabilities	6,211,399	94,298	3,318,104	—
2018
Derivative assets	2,493,849	30,138	1,280,402	—
Derivative liabilities	8,722,602	195,539	4,601,646	—

Derivative transactions of Grupo Aval are collateralized by cash of Ps.(38,618) as of December 31, 2019, and of Ps. 214,379 as of December 31, 2018, see note 4.1.10 “Offset of financial assets and financial liabilities”.

h)Cash and cash equivalents

The Group held cash and cash equivalents of 30,117,236 as of December 31, 2019 (2018: 28,401,283). The cash and cash equivalents are held in central banks and financial institution counterparties. The following table shows an analysis of counterparty credit exposures:

	December 31, 2019		December 31, 2018
Investment grade	Ps.	15,110,595	Ps.	13,988,666
Central bank		4,755,515		3,794,411
Financial entities		10,353,061		10,194,255
Others		2,019		—
Speculative grade		7,904,760		7,707,990
Central bank		7,714,111		7,264,128
Financial entities		190,649		443,862
Without grade or not available		449,336		259,245
Central bank		—		2,338
Financial entities		333,864		256,907
Others		115,472		—
Cash and cash equivalent with third parties	Ps.	23,464,691	Ps.	21,955,901
Cash held by entity (**)		6,652,545		6,445,382
Total	Ps.	30,117,236	Ps.	28,401,283

(**)   Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

4.1.4          Mitigation of Credit Risk, Collateral and Other Credit Risk Enhancements

The exposure to credit risk for each of Grupo Aval´s financial subsidiaries is reduced by collateral and other credit enhancements. The existence of collateral security or guarantees can be a necessary measure but not a determinant one for the approval of a credit. Credit risk policies of Grupo Aval require an evaluation of the debtor’s payment capacity based on the debtor´s ability to generate the resources needed for the timely and complete payment of its obligations.

Credit risk management includes the following activities:

•

Analysis of credit risk: For commercial lending, tools are used for the individual evaluation of credits based on payment capacity supported on cash generation, credit rating models with inputs from historical and projected financial condition, and on the payment history of the debtor with the financial sector. For consumer lending (including mortgages and auto financing), scoring models are based on socio-demographic variables and payment history.

•

Evaluation of collateral security / guarantees with appropriate debt coverage in accordance with the credit policies of each financial subsidiary. Collateral security includes mortgages on real estate, pledge on assets, cash deposits and investments.

•	Evaluation of the liquidity of the collateral security / guarantees received.

The methods used for the evaluation of collateral security / guarantees are aligned with the market practices and include the use of independent real estate appraisers or the market value of securities. All collateral security / guarantees must be legally evaluated and drafted following the parameters of applicable legal regulations.

Residential mortgage lending

The following tables stratify credit exposures for mortgage loans and advances to retail customers by ranges of loan-to-value (LTV) ratio. LTV is calculated as the ratio of the gross amount of the loan – or the amount of the loan commitments – to the value of the collateral. The value of the collateral for residential mortgage loans is based on the collateral value at origination updated based on changes in house price indices. For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2019		December 31, 2018
LTV ratio
Less than 50%	Ps.	7,030,135	Ps.	6,414,097
51 – 70%		7,050,550		6,678,883
71 – 90%		5,189,800		4,890,501
91 – 100%		731,266		426,810
More than 100%		219,932		181,812
Total (*)	Ps.	20,221,683	Ps.	18,592,103

(*) As of December 31, 2019 mortgage portfolio is made up for mortgage Ps. 18,661,389 and financial leases Ps.1,560,294. As of December 31, 2018 mortgage portfolio is made up of mortgages of Ps.17,279,362 and financial leases of Ps. 1,312,741.

Credit-impaired mortgage loans

	December 31, 2019		December 31, 2018
LTV ratio
Less than 50%	Ps.	136,197	Ps.	99,462
51 – 70%		197,183		146,568
More than 70%		264,998		177,821
Total	Ps.	598,378	Ps.	423,851

As of December 31, 2019, and 2018, the following chart shows the detail of the credit portfolio per type of guarantees received as support of credits granted by Grupo Aval at a consolidated level:

									Finance
December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	50,267,803	Ps.	52,235,510	Ps.	5,936	Ps.	291,480	Ps.	54,217	Ps.	102,854,946
Loans secured by other banks		321,672		6,082		—		—		—		327,754
Collateralized credits:
Mortgages		713,912		80,308		18,578,286		2,335		18,854		19,393,695
Other real estate		16,738,074		1,430,605		3,495		422		118,256		18,290,852
Investments in equity instruments		262,663		1,180		—		—		—		263,843
Deposits in cash or cash equivalents		1,251,884		154,016		—		—		—		1,405,900
Leased machineries and vehicles		—		—		—		—		10,051,776		10,051,776
Fiduciary agreements, standby letters and guarantee funds		10,063,264		42,865		72,711		92,874		123,494		10,395,208
Pledged income		4,255,779		703		—		—		5,728		4,262,210
Pledges		4,537,778		5,584,600		862		565		4,468		10,128,273
Other assets		2,893,890		52,060		99		22,644		1,784,964		4,753,657
Total gross loan portfolio	Ps.	91,306,719	Ps.	59,587,929	Ps.	18,661,389	Ps.	410,320	Ps.	12,161,757	Ps.	182,128,114

									Finance
December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Leases (1)		Total
Unsecured credits	Ps.	49,721,150	Ps.	47,305,167	Ps.	3,572	Ps.	289,518	Ps.	44,221	Ps.	97,363,628
Loans secured by other banks		362,128		7,378		—		—		6,102		375,608
Collateralized credits:
Mortgages		506,687		68,191		17,200,445		4,040		4,644		17,784,007
Other real estate		15,943,414		1,428,950		4,432		542		116,884		17,494,222
Investments in equity instruments		502,408		553		—		—		—		502,961
Deposits in cash or cash equivalents		1,147,457		156,229		—		—		—		1,303,686
Leased machineries and vehicles		—		—		—		—		9,221,950		9,221,950
Fiduciary agreements, standby letters and guarantee funds		9,316,479		38,516		70,174		97,946		361,515		9,884,630
Pledged income		3,262,967		303		—		—		10,397		3,273,667
Pledges		3,316,543		5,773,201		477		668		6,379		9,097,268
Other assets		8,470,792		422,093		262		32,983		1,654,084		10,580,214
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

As of December 31, 2019, and 2018, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2019				December 31, 2018
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	20,203,110	Ps.	19,372,921	Ps.	18,133,215	Ps.	17,679,213
Stage 3		1,659,725		1,543,378		1,225,001		1,058,671
	Ps.	21,862,835	Ps.	20,916,299	Ps.	19,358,216	Ps.	18,737,884

4.1.5          Amounts arising from Expected Credit Loss (ECL)

Definition of Default

Grupo Aval considers a financial asset to be in default when:

•	The borrower is unlikely to pay its credit obligations to Grupo Aval in full. Without prejudice, Grupo Aval takes actions such as realizing collateral (if any is held);
•

The borrower is more than 90 days past due on any material credit obligation other than mortgages to Grupo Aval. Overdrafts are considered past due once the customer has breached the allowed tenor or been advised of the reduction of the limit;

•	For mortgages when the borrower is more than 180 days past due;
•	The borrower has filed for bankruptcy proceedings, or
•	In the case of fixed income financial securities, the following concepts among others apply:
•	External rating of the issuer or instrument in rating D under Standard & Poor’s and Fitch Ratings scale or rating C under Moody’s scale;
•	Contractual payments are not made on the due date;
•	There is a very high probability of suspension of payments;
•	The issuer likely to go bankrupt or file for bankruptcy or similar action; or
•	The financial asset no longer has an active market given its financial difficulties.

In assessing whether a borrower is in default, Grupo Aval considers indicators as follows:

•	Qualitative: e.g. breaches of non-financial covenants;
•	Quantitative: e.g. breaches of financial covenants, overdue status and non-payment of another obligation of the same issuer to Grupo Aval; and
•	Based on internally historical or developed data and obtained from external sources.

Inputs used in the assessment of whether a financial instrument is in default and their significance may vary over time to reflect changes in circumstances.

Inputs, assumptions and techniques used to estimate expected credit loss allowance

Credit risk models measures the exposure for individual counterparties, on the basis of the following parameters: Probability of default (PD), loss given default (LGD) and exposure at default (EAD). For a specific credit facility (Loans, debt securities, other liquid financial assets, other accounts receivable, loan commitments and financial guarantee contracts) the product of these three parameters results in the expected credit loss. See accounting policy in Note 2 (2.5 ix).

Measurement of ECL

The key inputs for the measurement of ECLs are usually the following variables:

•	Probability of default (PD);
•	Loss given default (LGD); and
•	Exposure at default (EAD).

The estimation of these parameters depends on the credit facility. Loans and receivables methodology uses information derived from internally developed statistical models, comprising both quantitative and qualitative factors, and other historical data. On the other hand, debt securities methodology incorporates relevant external market information or international credit ratings.

Grupo Aval estimates LGD parameters based on the history of recovery rates of claims against defaulted counterparties. The LGD models considers the structure, collateral, seniority of the claim, counterparty industry and recovery costs of any collateral that is integral to the financial asset. For loans secured/ guaranteed by real estate, loan-to-value (LTV) ratios will be a key parameter in determining LGD. Estimates are calibrated for different economic scenarios and, for real estate lending, to reflect possible changes in property prices.

EAD represents the expected exposure in the event of default. Grupo Aval derives the EAD from the current exposure to the counterparty and potential changes to the current amount allowed under the contract, including amortization and prepayments. The EAD of a financial asset is the gross carrying amount at default. For lending commitments and financial guarantees, the EAD considers the amount drawn, as well as potential future amounts that may be drawn or repaid under the contract, which are estimated based on historical observations and forward-looking forecasts.

Subject to using the Lifetime PD for financial assets for which credit risk has significantly increased, Grupo Aval measures ECLs considering the risk of default over the maximum contractual period (including any borrower’s extension options) over which there is exposure to credit risk, even if for risk management purposes, Grupo Aval considers a longer period. The maximum contractual period extends to the date at which Grupo Aval has the right to require repayment of an advance or terminate a loan commitment or guarantee.

For retail overdrafts, credit cards, and certain corporate revolving facilities that include both a loan and an undrawn commitment component, Grupo Aval measures ECLs over a period longer than the maximum contractual period if Grupo Aval’s contractual ability to demand repayment and cancel the undrawn commitment does not limit Grupo Aval’s exposure to credit losses to the contractual notice period. These facilities do not have a fixed term or repayment structure and are managed on a collective basis. Grupo Aval can cancel them with immediate effect, but the contractual right is not enforced in the normal day-to-day management, but rather when Grupo Aval becomes aware of an increase in credit risk of a particular facility. This longer period is estimated considering the credit risk management actions that Grupo Aval expects to mitigate ECLs. These include a reduction in the limits and the cancellation of the credit.

Where modelling of a parameter is carried out on a collective basis, the financial instruments are grouped based on shared risk characteristics that include:

•	Instrument type;
•	Credit risk ratings;
•	Collateral type;
•	Date of initial recognition;
•	Remaining term to maturity; and
•	Industry.

The groupings are subject to regular review to ensure that exposures within a particular group remain appropriately homogeneous.

Credit Risk Model: Loans and receivables

I.          Transitions between stages

Significant Increase in Credit Risk

When determining whether the credit risk (i.e. risk of default) of a financial instrument has increased significantly since initial recognition, Grupo Aval considers reasonable and supportable information that is relevant and available without undue cost or effort, including both quantitative and qualitative information and analysis based on Grupo Aval’s historical experience, expert credit assessment and forward-looking information.

The following criteria are used to determine if a significant increase in credit risk has occurred:

•	Comparison of the remaining lifetime probability of default (PD) at the reporting date with the lifetime PD at initial recognition of the exposure.
•	Qualitative aspects such as credits with 30 days past due.
•	Qualitative criteria from analysts is also considered based on expert and supportable information.

Grupo Aval has established a framework that incorporates both quantitative and qualitative information to determine whether the credit risk of a particular financial instrument has increased significantly since initial recognition. The framework is aligned with Grupo Aval’s internal credit risk management process.

The criteria for determining whether credit risk has increased significantly will vary by portfolio and will include a backstop based on delinquency.

In certain instances, using its expert credit judgement and, where possible relevant historical experience, Grupo Aval may determine that an exposure has undergone a significant increase in credit risk if particular qualitative factors indicate so and those indicators may not be fully captured by its quantitative analysis on a timely basis. As a backstop, and as required by IFRS 9, Grupo Aval will presumptively consider that a significant increase in credit risk occurs no later than when an asset is more than 30 days past due.

Grupo Aval will monitor the effectiveness of the criteria used in identifying significant increases in credit risk through regular reviews to confirm that:

•	The criteria are useful in identifying significant increases in credit risk before an exposure is in default;
•	The criteria do not align with the point in time when an asset becomes over 30 days past due;
•	The average time between the identification of a significant increase in credit risk and default appears reasonable;
•	Exposures are not generally transferred directly from 12‑month ECL measurement to credit-impaired; and
•	There is no unwarranted volatility in loss allowance from transfers between 12‑month ECL and lifetime ECL measurements.

II.          PD – Probability of Default

Term structure of PD

Credit risk grades are the primary input in the determination of the term structure of PD for exposures. Grupo Aval collects performance and default information about its credit risk exposures analyzed by jurisdiction or region, by type of product and borrower, and by credit risk grade. For some portfolios, information purchased from external credit reference agencies may also be used.

Grupo Aval employs statistical models to analyze the data collected and generates estimates of the remaining lifetime PD of exposures and how these are expected to change as a result of the passage of time.

This analysis includes the identification and calibration of the relation between changes in default rates and changes in key macro-economic factors, as well as an in-depth analysis of the impact of certain other factors on the risk of default. For exposures to specific industries and/or regions, the analysis may extend to relevant commodity and/ or real estate prices.

For stage 1 the PD estimates the probability that the credit will default in the next 12 months, while the PD in stage 2 is the result of the probabilities for the remaining life of the credit. The probability in Stage 3 is defined as 100%.

Grupo Aval’s approach to incorporating forward-looking information into this assessment is discussed below.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into both its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECLs. Grupo Aval formulates a ‘base case’ view of the future direction of relevant economic variables and a representative range of other possible forecast scenarios based on forecasts provided by economic experts and considering a forecast of multiple variables. This process involves developing two or more additional economic scenarios and considering the relative probabilities of each outcome.

The base case represents a most-likely outcome. It is aligned with information used by Grupo Aval for other purposes, such as strategic planning and budgeting. The other scenarios for Colombia represent more optimistic and more pessimistic outcomes. For the countries in Central America the other scenarios represent possible outcomes which are less probable than the “base case”.

Grupo Aval has identified and documented key drivers of credit risk and credit losses for each portfolio of financial instruments and, using an analysis of historical data, has estimated relationships between macro-economic variables and credit risk and credit losses.

The economic scenarios used as of December 31, 2019 include the following expected scenarios of key indicators (among others) for Colombia for the years ending 31 December 2019 and 2020.

	2019			2020
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	3.72%	3.83%	3.95%	2.46%	3.38%	4.07%
Interest rates	4.25%	4.25%	4.25%	3.50%	4.25%	5.25%
GDP growth	3.01%	3.20%	3.57%	2.17%	3.22%	4.19%
House prices	(2.68)%	(0.85)%	1.07%	(3.29)%	0.96%	7.03%
Unemployment rate	10.72%	10.25%	10.01%	11.12%	10.22%	9.30%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for Guatemala.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	3.72%	3.53%	3.26%
Interest rates	0.26%	(0.03)%	(0.30)%
GDP growth	2.15%	3.19%	3.71%
Exchange rate	1.54%	(0.46)%	(0.95)%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for Honduras.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	5.07%	4.61%	3.34%
Interest rates	(0.30)%	(1.45)%	(3.25)%
GDP growth	1.98%	2.95%	4.04%
Exchange rate	4.50%	3.34%	0.72%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for El Salvador.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	2.11%	0.97%	—%
Interest rates	0.34%	0.03%	(0.07)%
GDP growth	1.84%	2.40%	2.80%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for Nicaragua.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	8.92%	6.58%	3.34%
Interest rates	4.93%	1.70%	(0.99)%
GDP growth	(5.61)%	(3.08)%	(1.26)%
Exchange rate	3.74%	3.01%	2.72%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for Costa Rica.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	4.04%	1.91%	1.76%
Interest rates	(0.99)%	(1.58)%	(1.81)%
GDP growth	1.76%	2.59%	3.03%
Exchange rate	3.93%	0.22%	(1.07)%

The economic scenarios used at 31 December 2019 included the following expected variations of key indicators (among others) for 2020 for Panamá.

	2020
	Scenario A	Scenario B	Scenario C
Inflation	1.71%	0.77%	0.54%
Interest rates	0.56%	0.08%	(0.35)%
GDP growth	2.97%	3.83%	4.89%

The scenario probability weightings applied as of December 31, 2019 and December 31,2018 in measuring ECL are as follows.

Colombia

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	23%	60%	17%	25%	53%	22%

Guatemala

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	70%	20%	20%	60%	20%

Honduras

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	10%	65%	25%	30%	55%	15%

El Salvador

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	70%	15%	10%	80%	10%

Nicaragua

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	70%	15%	5%	50%	45%

Costa Rica

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	20%	60%	20%	40%	50%	10%

Panamá

	2019			2018
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	15%	60%	25%	5%	70%	25%

The table below shows the loss allowance on loans assuming each forward-looking scenario (e.g. scenario A, B and C) were weighted 100% instead of applying scenario probability weights across the three scenarios.

		December 31, 2019					December 31, 2018
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	91,306,719	Ps.	91,306,719	Ps.	91,306,719	Ps.	92,550,025	Ps.	92,550,025	Ps.	92,550,025
Consumer		59,587,929		59,587,929		59,587,929		55,200,581		55,200,581		55,200,581
Mortgages		18,661,389		18,661,389		18,661,389		17,279,362		17,279,362		17,279,362
Microcredit		410,320		410,320		410,320		425,697		425,697		425,697
Financial Leasing		12,161,757		12,161,757		12,161,757		11,426,176		11,426,176		11,426,176
Total gross exposure	Ps.	182,128,114	Ps.	182,128,114	Ps.	182,128,114	Ps.	176,881,841	Ps.	176,881,841	Ps.	176,881,841

Loss Allowance
Commercial	Ps.	3,682,865	Ps.	3,730,491	Ps.	3,809,884	Ps.	3,827,201	Ps.	3,856,836	Ps.	3,907,811
Consumer		3,487,398		3,530,429		3,583,059		3,354,040		3,444,257		3,527,918
Mortgages		296,025		300,681		310,584		237,707		250,531		267,261
Microcredit		88,461		89,720		91,071		87,789		88,197		88,472
Financial Leasing		505,950		511,754		516,462		440,554		443,870		442,532
Total Loss Allowance	Ps.	8,060,699	Ps.	8,163,075	Ps.	8,311,060	Ps.	7,947,291	Ps.	8,083,691	Ps.	8,233,994

Proportion of Assets in Stage 2
Commercial		4.1%		4.1%		4.2%		4.0%		4.1%		4.0%
Consumer		8.9%		9.2%		9.4%		10.4%		10.6%		11.0%
Mortgages		7.6%		8.2%		8.6%		9.3%		9.9%		11.0%
Microcredit		6.8%		6.8%		6.8%		6.6%		6.6%		6.6%
Financial Leasing		3.8%		4.2%		4.3%		2.6%		2.6%		2.6%

Credit Risk Rating

Grupo Aval allocates each exposure to a credit risk grade based on a variety of data intended to be predictive of the probability of default and applying experienced credit judgment. Grupo Aval uses these grades with the purpose identifying significant increases in credit risk. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. These factors may vary depending on the nature of the exposure and the type of borrower.

Each exposure is allocated to a credit risk grade at initial recognition based on available information about the borrower. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade. The monitoring typically involves using of the following data.

Loan Portfolio

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit bureau reports.	- Data from credit bureau reports.	- Data from credit bureau reports.	- Data from credit bureau reports.
-Information collected internally about the behavior of customers.
-Information of the different sectors.

III.          LGD – Loss Given Default

LGD is a measure of the potential loss in the event of a default. To estimate LGD, Grupo Aval uses information of the collateral security / guarantee which covers each individual credit, when available. In any case, Grupo Aval uses historical and forward-looking information (the same information described above in II. PD – Probability of Default - Forward-Looking Information) to estimate the expected potential recovery in case of a default. The LGD is estimated in groups by type of credit, collateral security / guarantee or maturity.

IV.          EAD – Exposure at Default

EAD represents the amount owed from a counterparty at the time of a possible default. For stage 2 Grupo Aval incorporates in the analysis of the exposure at default the probability of payments and increase in exposure during the lifetime of the credit.

These probabilities are estimated using the historical information collected by the financial subsidiaries and are grouped by type of product. The probabilities are constantly reviewed in order to accurately estimate them and calibrate them.

Credit Risk Model: Debt securities

This model estimates the impairment of credit risk in debt securities. In general, at the moment of inception, all financial assets originate ECLs for the next 12 months. If credit risk increases significantly and there is enough objective evidence of increase of probability of default, then the reserve is adjusted for the remaining life of the financial asset.

I.          Transition between stages

A financial asset is classified as a low credit risk asset if the issuer is related to an investment grade credit rating.

Financial assets different than low credit risk must be evaluated individually. The first step in the methodology consist in evaluating a significant increase in credit risk by comparing the current status against the status at initial recognition of the security.

External elements related to a significant increase in credit risk are detailed below:

•	Negative changes in external credit ratings.
•	Changes in external market variables such as credit spreads, prices of issuer’s CDS and other prices of debt instruments and equities.
•	Changes in business, economic, financial, regulatory or technological environment which can affect the payment capacity of the issuer.
•	Changes in operational results that can compromise the payment capacity of the issuer.

If the financial asset loses its low credit risk condition or if changes in external environment results in a review of the condition, then this probably shows a significant increase in credit risk. Consequently, the financial asset will be analyzed to determine if there is a significant increase of credit risk (stage 2) or if the asset should be classified as stage 3.

Objective evidence of impairment is the second step in making changes between stages. It is concluded that there is objective evidence of impairment if one the following situations is met:

•	The external credit rating of the issuer, issuer or counterparty is reduced to D on the Standard & Poor´s and Fitch Ratings scale or up to C on the Moody´s scale.
•	Contractual payments are not made on the established dates, terms or grace periods.
•	There is a virtual certainty of suspension of payments.
•	There is a probability that the issuer or counterparty will go into a bankruptcy process.
•	Due to financial difficulties there is no market for financial assets.

II.          PD – Probability of default

PD depends of the external credit rating of the issuance, issuer or counterparty. Credit rating information is published by international credit rating corporations, such as Standard & Poor’s, Moody’s and Fitch Ratings, or national credit rating corporations, such as Fitch Ratings Colombia S.A. or BRC. In any case, international ratings have priority over national ratings.

Credit ratings from S&P have priority over the other rating corporations. If the issuance, issuer or counterparty is not rated by S&P, credit ratings from Moody’s or Fitch Ratings can be used but they must be translated to the S&P rating scale. The order of priority in credit rating corporations is as follows: S&P in first place, Moody’s in second place and Fitch Ratings in the third one. The reason for choosing this hierarchy is to avoid discretion at the time of assigning a rating. National credit ratings can be used only if international credit ratings are not available, and the translation condition to the S&P rating scale must be followed as well.

For financial assets classified as stage 1, PD correspond to the probability of default for the next 12 months established in accordance to “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis.  If the remaining life of the assets is less than 12 months, the resulting PD will correspond to the weighted 12 months-PD with the remaining life of the financial asset.

For financial assets classified as stage 2, lifetime PD must be used and computed using the “Cumulative Default Rates by Rating Modifiers” for both sovereign and corporate issuers, expressed at an annual basis and according to the term of each flow.

For financial assets classified as stage 3, lifetime PD will equal 100% for any issuance, issuer or counterparty.

PD value tables are available in S&P Global Ratings: “2018 Annual Sovereign Default Study and Rating Transitions” and “2018 Annual Global Corporate Default Study and Rating Transitions”.

Forward-Looking Information

Grupo Aval incorporates forward-looking information into its assessment of whether the credit risk of an instrument has increased significantly since initial recognition and its measurement of ECL. This information will directly affect the PD and the stage classification.

When rating the sovereign and corporate issuers, credit ratings agencies incorporate prospective information, as well as forecasting of macroeconomic variables and the influence of these factors over the business conditions. Grupo Aval’s methodology includes external credit ratings which, under the previous argument, have already considered prospective information.

Furthermore, credit ratings are also subject to rating outlooks which can modify the current credit ratings. Details are provided below. Rating outlooks are published by credit rating corporations and reflect the perspective of the potential long-term credit rating over the next 6 to 24 months.

•	If the Rating Outlook is categorized as “STABLE”, no adjustments in credit ratings are needed.
•

If the Rating Outlook is “POSITIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating improves one notch. However, this would only take place if the resulting PD is lower than the current PD.

•

If the Rating Outlook is “NEGATIVE”, PD will be adjusted as the average between the current PD and the applicable PD in the case credit rating deteriorates one notch. However, this would only take place if the resulting PD is higher than the current PD.

III.          LGD – Loss given default

LGD is a measure of the potential loss if a default scenario occurs. To establish the LGD, Grupo Aval’s methodology uses information published by Moody’s credit rating corporation. LGD is based on relevant external default data, such as the historical recovery rates, which is defined as the complement of LGD calculation.

Moody’s computes Recovery Rates as the ratio between market prices after 30 days of the default or the debt swap price at the closing date, and the market price of the issuance at the beginning of the default. In the case of unavailable market prices, recovery rates will be the resulting ratio between present value of expected cash flows of the new instruments received with the debt swap and the present value of the initial instruments.

As a result of the above, for 2019 Grupo Aval’s methodology assigns the following weights for recovery rates: 55% for Sovereigns and 47.7% for corporates.

Further information is available and published annually by Moody’s in the “Sovereign default and recovery rates 1983‑2018” and “Annual Default Study” reports.

IV.          EAD – Exposure at default

EAD represents the amount owed from a counterparty at the time of a possible default and only for securities classified at amortized cost or FVOCI. See accounting policy in Note 2 (2.5 ix).

For stage 1 and stage 3 financial assets, EAD will correspond to the full valuation of the assets at amortized cost.

For stage 2 financial assets, EAD will consider the financial asset amortized scheme assuming no default in the previous years.

In the case that financial assets present a guarantees or security collateral, these could reduce total EAD. This is a typical case of collateralized interbank loans.

Credit Risk Model: Other accounts receivable

Grupo Aval uses two approaches to estimate ECL of financial assets classified as other accounts receivables.

The first one is the simplified approach where Grupo Aval uses an allowance matrix to measure the ECLs of trade receivables from individual customers, which comprise a very large number of small amounts.

Loss rates are calculated using a ‘roll rate’ method based on the probability of a receivable progressing through successive stages of delinquency to write-off. Roll rates are calculated separately for exposures in different segments based on the following common credit risk characteristics like type of product purchased.

Loss rates are based on actual credit loss experience over the past seven years. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and Grupo Aval entities’ view of economic conditions over the expected lives of the receivables.

The second one is the general approach, it considers the methodologies explained above for loans and debt securities. For non-financial companies in the oil and gas sector, the loans methodology is considered, while the debt securities methodology is considered for government and other government related entities.

Loss allowance

The table below shows the loss allowance balances as of December 31, 2019 and 2018.

	December 31, 2019
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	642,839	Ps.	190,697	Ps.	2,905,794	Ps.	—	Ps.	3,739,330
Loan consumer portfolio		1,076,150		851,651		1,620,779		—		3,548,580
Loan mortgage portfolio		43,492		73,109		189,636		—		306,237
Loan microcredit portfolio		24,794		11,919		53,112		—		89,825
Loan financial leasing portfolio		65,863		31,356		404,606		—		501,825
Total loan portfolio	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	—	Ps.	8,185,797
Investments in debt securities at amortized cost		737		—		—		—		737
Other accounts receivable		13,353		13,006		86,797		173,307		286,463
Total loss allowance financial assets at amortized cost	Ps.	1,867,228	Ps.	1,171,738	Ps.	5,260,724	Ps.	173,307	Ps.	8,472,997

Investments in debt securities at FVOCI		34,080		—		—		—		34,080
Loan commitments and financial guarantee contracts		45,509		2,945		1,508		—		49,962
Total loss allowance	Ps.	1,946,817	Ps.	1,174,683	Ps.	5,262,232	Ps.	173,307	Ps.	8,557,039

	December 31, 2018
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	—	Ps.	3,937,449
Loan consumer portfolio		998,390		890,556		1,553,365		—		3,442,311
Loan mortgage portfolio		35,187		73,461		148,595		—		257,243
Loan microcredit portfolio		23,348		11,962		52,867		—		88,177
Loan financial leasing portfolio		72,221		30,434		368,352		—		471,007
Total loan portfolio	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	—	Ps.	8,196,187
Investments in debt securities at amortized cost		71		—		—		—		71
Other accounts receivable		19,700		11,561		66,327		159,303		256,891
Total loss allowance financial assets at amortized cost	Ps.	1,844,645	Ps.	1,208,607	Ps.	5,240,594	Ps.	159,303	Ps.	8,453,149

Investments in debt securities at FVOCI		20,757		31,980		46,280		—		99,017
Loan commitments and financial guarantee contracts		40,715		14,358		4,355		—		59,428
Total loss allowance	Ps.	1,906,117	Ps.	1,254,945	Ps.	5,291,229	Ps.	159,303	Ps.	8,611,594

The table below shows for loans stage 3 individually assessed for ECL the gross amount and loss allowance balances as of December 31, 2019 and 2018.

	December 31, 2019
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	67,450	Ps.	47,703	Ps.	—
Financial leasing		36,985		—		—
Subtotal	Ps.	104,435	Ps.	47,703	Ps.	—

With recognized provision
Commercial	Ps.	5,002,372	Ps.	634,016	Ps.	2,150,877
Consumer		3,177		832		2,238
Financial leasing		795,952		137,855		284,496
Subtotal	Ps.	5,801,501	Ps.	772,703	Ps.	2,437,611
Totals
Commercial		5,069,822		681,719		2,150,877
Consumer		3,177		832		2,238
Financial leasing		832,937		137,855		284,496
Total	Ps.	5,905,936	Ps.	820,406	Ps.	2,437,611

	December 31, 2018
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	85,531	Ps.	126,642	Ps.	—
Financial leasing		115,881		320,797		—
Subtotal	Ps.	201,412	Ps.	447,439	Ps.	—

With recognized provision
Commercial	Ps.	5,788,368	Ps.	511,605	Ps.	2,195,263
Consumer		2,604		560		1,813
Financial leasing		659,499		243,023		231,056
Subtotal	Ps.	6,450,471	Ps.	755,188	Ps.	2,428,132
Totals
Commercial		5,873,899		638,247		2,195,263
Consumer		2,604		560		1,813
Financial leasing		775,380		563,820		231,056
Total	Ps.	6,651,883	Ps.	1,202,627	Ps.	2,428,132

The difference between the value of the loan and the guarantees disclosed on the table above corresponds to unsecured loans valued with the discounted cash flow method. When using this method, it is implied that it is possible for the customer to make future payments.

The loss allowance recognized in the period is impacted by a variety of factors, as described below:

•

Transfers between Stage 1 and Stages 2 or 3 due to financial instruments experiencing significant increases (or decreases) in credit risk or becoming credit-impaired in the period, and the consequent "step up" (or "step down") between 12‑month and lifetime ECL;

•	Additional allowances for new financial instruments recognized during the period, as well as releases for financial instruments de-recognized in the period;
•	Impact of the measurement of ECL due to changes made to models and assumptions;
•	Discount unwind within ECL due to the passage of time, as ECL is measured on a present value basis;
•	Foreign exchange retranslations for asset denominated in foreign currencies and other movements; and
•	Financial assets derecognized during the period and write-offs of allowances related to assets than were written off during the period.

The following tables show the reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument.

Total Loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	1,227,363	Ps.	583,584	Ps.	3,807,534	Ps.	5,618,481
IFRS 9 adoption (1)		490,117		596,737		76,155		1,163,009
Loss allowance as of January 1, 2018 – IFRS 9		1,717,480		1,180,321		3,883,689		6,781,490
Transfers:
Transfer from stage 1 to stage 2		(255,031)		255,031		—		—
Transfer from stage 1 to stage 3		(214,542)		—		214,542		—
Transfer from stage 2 to stage 3		—		(631,932)		631,932		—
Transfer from stage 3 to stage 2		—		107,331		(107,331)		—
Transfer from stage 2 to stage 1		314,668		(314,668)		—		—
Transfer from stage 3 to stage 1		183,733		—		(183,733)		—
Net remeasurement of loss allowance (3)		(90,021)		746,773		3,194,573		3,851,325
New financial assets originated or purchased		1,011,984		156,320		153,761		1,322,065
Financial assets that have been derecognized		(568,424)		(177,729)		(323,552)		(1,069,705)
Unwind of discount (2)		32,674		(3,809)		353,118		381,983
FX and other movements		4,703		—		71,009		75,712
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Loss allowance as of December 31, 2018	Ps.	1,824,874	Ps.	1,197,046	Ps.	5,174,267	Ps.	8,196,187
Transfers:
Transfer from stage 1 to stage 2		(231,472)		231,472		—		—
Transfer from stage 1 to stage 3		(132,800)		—		132,800		—
Transfer from stage 2 to stage 3		—		(567,849)		567,849		—
Transfer from stage 3 to stage 2		—		104,502		(104,502)		—
Transfer from stage 2 to stage 1		323,445		(323,445)		—		—
Transfer from stage 3 to stage 1		114,968		—		(114,968)		—
Net remeasurement of loss allowance (3)		(352,578)		632,102		3,696,083		3,975,607
New financial assets originated or purchased		659,037		119,690		203,482		982,209
Financial assets that have been derecognized		(366,590)		(241,128)		(177,357)		(785,075)
Unwind of discount (2)		280		2,155		502,002		504,437
FX and other movements		52,724		49,148		(72,493)		29,379
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
Loss allowance as of December 31, 2019	Ps.	1,853,138	Ps.	1,158,732	Ps.	5,173,927	Ps.	8,185,797

(1)    Grupo Aval initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31,2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	71,209	Ps.	23,388	Ps.	53,684	Ps.	148,281

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(8,520)	Ps.	1,997	Ps.	123	Ps.	(6,400)

The following table further explains changes in the gross carrying amount of the loan portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	150,082,716	Ps.	8,263,660	Ps.	8,026,341	Ps.	166,372,717
Transfers:
Transfer from stage 1 to stage 2		(11,834,692)		11,834,692		—		—
Transfer from stage 1 to stage 3		(2,023,042)		—		2,023,042		—
Transfer from stage 2 to stage 3		—		(4,493,810)		4,493,810		—
Transfer from stage 2 to stage 1		7,343,231		(7,343,231)		—		—
Transfer from stage 3 to stage 2		—		761,405		(761,405)		—
Transfer from stage 3 to stage 1		621,006		—		(621,006)		—
Increase in loan portfolio and borrowing costs		101,799,568		1,668,101		1,839,318		105,306,987
Decrease in loan portfolio and borrowing costs		(91,600,857)		(3,125,167)		(2,502,517)		(97,228,541)
Increase-decrease in interest		(411,754)		20,034		436,617		44,897
Increase-decrease in other receivables associated with loans		11,867		2,289		7,651		21,807
Write-offs		(312,350)		(120,592)		(2,716,048)		(3,148,990)
Entity deconsolidation		—		—		2,019		2,019
FX and other movements		5,211,099		253,756		46,090		5,510,945
Total portfolio as of December 31, 2018	Ps.	158,886,792	Ps.	7,721,137	Ps.	10,273,912	Ps.	176,881,841
Transfers:
Transfer from stage 1 to stage 2		(11,790,121)		11,790,121		—		—
Transfer from stage 1 to stage 3		(1,632,972)		—		1,632,972		—
Transfer from stage 2 to stage 3		—		(4,150,773)		4,150,773		—
Transfer from stage 2 to stage 1		6,281,477		(6,281,477)		—		—
Transfer from stage 3 to stage 2		—		743,373		(743,373)		—
Transfer from stage 3 to stage 1		582,523		—		(582,523)		—
Increase in loan portfolio and borrowing costs		122,342,873		1,060,008		2,542,813		125,945,694
Decrease in loan portfolio and borrowing costs		(111,122,212)		(2,838,645)		(3,549,578)		(117,510,435)
Increase-decrease in interest		75,349		(20,355)		561,898		616,892
Increase-decrease in other receivables associated with loans		7,919		(534)		9,784		17,169
Write-offs		(38,750)		(44,961)		(4,633,236)		(4,716,947)
FX and other movements		613,810		78,913		201,177		893,900
Total portfolio as of December 31, 2019	Ps.	164,206,688	Ps.	8,056,807	Ps.	9,864,619	Ps.	182,128,114

The total loan portfolio is composed of commercial loans, consumer loans, mortgage loans, microcredit loans and financial leasing loan. The following tables show the movement in provision and gross amounts of these portfolios separately:

Commercial loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	492,561	Ps.	91,930	Ps.	2,074,831	Ps.	2,659,322
IFRS 9 adoption (1)		122,996		100,438		33,639		257,073
Loss allowance as of January 1, 2018 – IFRS 9		615,557		192,368		2,108,470		2,916,395
Transfers:
Transfer from stage 1 to stage 2		(26,155)		26,155		—		—
Transfer from stage 1 to stage 3		(57,241)		—		57,241		—
Transfer from stage 2 to stage 3		—		(141,368)		141,368		—
Transfer from stage 3 to stage 2		—		17,836		(17,836)		—
Transfer from stage 2 to stage 1		65,954		(65,954)		—		—
Transfer from stage 3 to stage 1		30,590		—		(30,590)		—
Net remeasurement of loss allowance (4)		(150,806)		153,621		1,013,822		1,016,637
New financial assets originated or purchased		419,719		37,317		68,127		525,163
Financial assets that have been derecognized		(221,935)		(24,707)		(123,509)		(370,151)
Unwind of discount (2)		31,974		(2,615)		239,515		268,874
FX and other movements		4,707		—		13,098		17,805
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
Loss allowance as of December 31, 2018	Ps.	695,728	Ps.	190,633	Ps.	3,051,088	Ps.	3,937,449
Transfers:
Transfer from stage 1 to stage 2		(35,269)		35,269		—		—
Transfer from stage 1 to stage 3		(22,792)		—		22,792		—
Transfer from stage 2 to stage 3		—		(90,108)		90,108		—
Transfer from stage 3 to stage 2		—		16,665		(16,665)		—
Transfer from stage 2 to stage 1		38,767		(38,767)		—		—
Transfer from stage 3 to stage 1		17,627		—		(17,627)		—
Net remeasurement of loss allowance (4)		(162,639)		84,562		1,282,741		1,204,664
New financial assets originated or purchased		315,737		22,634		99,731		438,102
Financial assets that have been derecognized		(217,319)		(39,985)		(150,245)		(407,549)
Unwind of discount (2)		280		2,136		368,303		370,719
FX and other movements		14,943		8,443		(26,379)		(2,993)
Write-offs (3)		(2,224)		(785)		(1,798,053)		(1,801,062)
Loss allowance as of December 31, 2019	Ps.	642,839	Ps.	190,697	Ps.	2,905,794	Ps.	3,739,330

(1)Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2)The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    Includes write-offs of Electricaribe Ps. 804,292 and Tranzit Ps. 103,508.

(4)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,078	Ps.	12,301	Ps.	36,166	Ps.	105,545

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	34,411	Ps.	(8,050)	Ps.	16,362	Ps.	42,723

At December 31, 2019 the loss allowance related with CRDS was at 100% of exposure amounts to 761,993.

On August 6, 2019, An Arbitration Tribunal of the Chamber of Commerce of Bogotá, declared the nullity of the Concession Contract N° 001 of 2010, its amendments and other contractual agreements, entered into by and between  the former Instituto Nacional de Concesiones – INCO (now ANI) and Concesionaria Ruta del Sol S.A.S (CRDS) for the

construction of Project Ruta del Sol 2.

As a result, the Arbitration Tribunal established an amount of TWO HUNDRED ELEVEN THOUSAND TWO HUNDRED SEVENTY-THREE MILLION PESOS (Ps. 211,273), as the value that ANI shall recognize CRDS for the benefit of its third-party good faith creditors. This amount, added to the two payments received by the creditor banks in December 2017 and January 2019 for a total of 1.42 trillion pesos, result in a liquidation value of at least 1.63 trillion pesos for the Concession Contract N° 001 of 2010, for the construction of Project Ruta del Sol 2.

Episol, the banking subsidiaries of Grupo Aval and other parties to these proceeding timely filed appeals for annulment of the award that must be resolved by the Consejo de Estado (Colombia’s Supreme Court on for administrative matters)

The following table further explains changes in the gross carrying amount of the commercial portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	82,949,511	Ps.	2,104,840	Ps.	4,722,249	Ps.	89,776,600
Transfers:
Transfer from stage 1 to stage 2		(2,402,189)		2,402,189		—		—
Transfer from stage 1 to stage 3		(1,239,079)		—		1,239,079		—
Transfer from stage 2 to stage 3		—		(1,347,289)		1,347,289		—
Transfer from stage 2 to stage 1		1,267,680		(1,267,680)		—		—
Transfer from stage 3 to stage 2		—		158,589		(158,589)		—
Transfer from stage 3 to stage 1		193,843		—		(193,843)		—
Increase in loan portfolio and borrowing costs		61,745,704		376,146		483,805		62,605,655
Decrease in loan portfolio and borrowing costs		(60,678,433)		(798,958)		(693,653)		(62,171,044)
Increase-decrease in interest		(419,897)		(7,241)		276,864		(150,274)
Increase-decrease in other receivables associated with loans		3,025		733		1,065		4,823
Write-offs		(16,636)		(2,020)		(418,618)		(437,274)
FX and other movements		2,814,940		44,303		62,296		2,921,539
Total portfolio as of December 31, 2018	Ps.	84,218,469	Ps.	1,663,612	Ps.	6,667,944	Ps.	92,550,025
Transfers:
Transfer from stage 1 to stage 2		(3,007,313)		3,007,313		—		—
Transfer from stage 1 to stage 3		(971,916)		—		971,916		—
Transfer from stage 2 to stage 3		—		(909,907)		909,907		—
Transfer from stage 2 to stage 1		924,096		(924,096)		—		—
Transfer from stage 3 to stage 2		—		148,025		(148,025)		—
Transfer from stage 3 to stage 1		212,841		—		(212,841)		—
Increase in loan portfolio and borrowing costs		70,008,205		(156,035)		1,023,714		70,875,884
Decrease in loan portfolio and borrowing costs		(68,610,454)		(440,971)		(2,051,193)		(71,102,618)
Increase-decrease in interest		(18,016)		(9,680)		383,393		355,697
Increase-decrease in other receivables associated with loans		(2,697)		(699)		1,998		(1,398)
Write-offs		(2,224)		(785)		(1,798,053)		(1,801,062)
FX and other movements		324,141		15,482		90,568		430,191
Total portfolio as of December 31, 2019	Ps.	83,075,132	Ps.	2,392,259	Ps.	5,839,328	Ps.	91,306,719

Consumer loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	656,042	Ps.	446,698	Ps.	1,354,051	Ps.	2,456,791
IFRS 9 adoption (1)		336,656		426,136		32,986		795,778
Loss allowance as of January 1, 2018 – IFRS 9		992,698		872,834		1,387,037		3,252,569
Transfers:
Transfer from stage 1 to stage 2		(209,235)		209,235		—		—
Transfer from stage 1 to stage 3		(149,571)		—		149,571		—
Transfer from stage 2 to stage 3		—		(432,509)		432,509		—
Transfer from stage 3 to stage 2		—		77,046		(77,046)		—
Transfer from stage 2 to stage 1		209,168		(209,168)		—		—
Transfer from stage 3 to stage 1		137,887		-		(137,887)		—
Net remeasurement of loss allowance (3)		78,253		518,410		1,855,935		2,452,598
New financial assets originated or purchased		543,690		113,235		75,181		732,106
Financial assets that have been derecognized		(315,442)		(139,703)		(145,775)		(600,920)
Unwind of discount (2)		474		(514)		80,214		80,174
FX and other movements		(7)		—		52,807		52,800
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
Loss allowance as of December 31, 2018	Ps.	998,390	Ps.	890,556	Ps.	1,553,365	Ps.	3,442,311
Transfers:
Transfer from stage 1 to stage 2		(177,237)		177,237		—		—
Transfer from stage 1 to stage 3		(96,220)		—		96,220		—
Transfer from stage 2 to stage 3		—		(423,340)		423,340		—
Transfer from stage 3 to stage 2		—		73,246		(73,246)		—
Transfer from stage 2 to stage 1		248,331		(248,331)		—		—
Transfer from stage 3 to stage 1		86,563		—		(86,563)		—
Net remeasurement of loss allowance (3)		(142,334)		491,096		2,186,645		2,535,407
New financial assets originated or purchased		299,809		92,985		68,464		461,258
Financial assets that have been derecognized		(141,025)		(192,886)		(15,644)		(349,555)
Unwind of discount (2)		—		19		89,525		89,544
FX and other movements		35,616		34,874		(32,483)		38,007
Write-offs		(35,743)		(43,805)		(2,588,844)		(2,668,392)
Loss allowance as of December 31, 2019	Ps.	1,076,150	Ps.	851,651	Ps.	1,620,779	Ps.	3,548,580
(1)Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C).

(2) The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance).

(3)      This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,044	Ps.	4,268	Ps.	(2,890)	Ps.	10,422

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(51,642)	Ps.	20,671	Ps.	(7,473)	Ps.	(38,444)

The following table further explains changes in the gross carrying amount of the consumer portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	43,867,292	Ps.	3,997,655	Ps.	2,291,183	Ps.	50,156,130
Transfers:
Transfer from stage 1 to stage 2		(7,335,328)		7,335,328		—		—
Transfer from stage 1 to stage 3		(457,632)		—		457,632		—
Transfer from stage 2 to stage 3		—		(2,585,329)		2,585,329		—
Transfer from stage 2 to stage 1		4,071,520		(4,071,520)		—		—
Transfer from stage 3 to stage 2		—		483,063		(483,063)		—
Transfer from stage 3 to stage 1		294,316		—		(294,316)		—
Increase in loan portfolio and borrowing costs		33,889,281		1,237,315		1,274,414		36,401,010
Decrease in loan portfolio and borrowing costs		(26,900,608)		(2,021,809)		(1,567,071)		(30,489,488)
Increase-decrease in interest		12,566		12,728		83,646		108,940
Increase-decrease in other receivables associated with loans		2,332		844		2,677		5,853
Write-offs		(289,525)		(118,310)		(2,119,181)		(2,527,016)
FX and other movements		1,470,959		96,499		(22,306)		1,545,152
Total portfolio as of December 31, 2018	Ps.	48,625,173	Ps.	4,366,464	Ps.	2,208,944	Ps.	55,200,581
Transfers:
Transfer from stage 1 to stage 2		(6,677,240)		6,677,240		—		—
Transfer from stage 1 to stage 3		(378,855)		—		378,855		—
Transfer from stage 2 to stage 3		—		(2,662,543)		2,662,543		—
Transfer from stage 2 to stage 1		3,963,436		(3,963,436)		—		—
Transfer from stage 3 to stage 2		—		472,001		(472,001)		—
Transfer from stage 3 to stage 1		222,132		—		(222,132)		—
Increase in loan portfolio and borrowing costs		44,592,760		1,068,552		1,388,079		47,049,391
Decrease in loan portfolio and borrowing costs		(37,145,214)		(2,058,852)		(1,208,318)		(40,412,384)
Increase-decrease in interest		78,352		(4,327)		122,797		196,822
Increase-decrease in other receivables associated with loans		2,870		(143)		3,746		6,473
Write-offs		(35,743)		(43,805)		(2,588,844)		(2,668,392)
FX and other movements		73,657		42,397		99,384		215,438
Total portfolio as of December 31, 2019	Ps.	53,321,328	Ps.	3,893,548	Ps.	2,373,053	Ps.	59,587,929

Mortgage loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	14,501	Ps.	20,032	Ps.	96,349	Ps.	130,882
IFRS 9 adoption (1)		6,227		41,690		8,279		56,196
Loss allowance as of January 1, 2018 – IFRS 9		20,728		61,722		104,628		187,078
Transfers:
Transfer from stage 1 to stage 2		(7,711)		7,711		—		—
Transfer from stage 1 to stage 3		(1,558)		—		1,558		—
Transfer from stage 2 to stage 3		—		(21,022)		21,022		—
Transfer from stage 3 to stage 2		—		6,872		(6,872)		—
Transfer from stage 2 to stage 1		20,072		(20,072)		—		—
Transfer from stage 3 to stage 1		2,749		—		(2,749)		—
Net remeasurement of loss allowance (3)		(3,510)		45,162		73,385		115,037
New financial assets originated or purchased		8,999		2,047		47		11,093
Financial assets that have been derecognized		(4,131)		(8,742)		(6,386)		(19,259)
Unwind of discount (2)		110		(143)		4,581		4,548
FX and other movements		—		—		4,946		4,946
Write-offs		(561)		(74)		(45,565)		(46,200)
Loss allowance balance as of December 31, 2018		35,187		73,461		148,595		257,243
Transfers:
Transfer from stage 1 to stage 2		(4,605)		4,605		—		—
Transfer from stage 1 to stage 3		(693)		—		693		—
Transfer from stage 2 to stage 3		—		(22,042)		22,042		—
Transfer from stage 3 to stage 2		—		6,965		(6,965)		—
Transfer from stage 2 to stage 1		21,080		(21,080)		—		—
Transfer from stage 3 to stage 1		3,837		—		(3,837)		—
Net remeasurement of loss allowance (3)		(19,923)		32,334		109,804		122,215
New financial assets originated or purchased		8,995		183		(164)		9,014
Financial assets that have been derecognized		(709)		(6,683)		(3,265)		(10,657)
Unwind of discount (2)		—		—		6,340		6,340
FX and other movements		805		5,502		(11,820)		(5,513)
Write-offs		(482)		(136)		(71,787)		(72,405)
Loss allowance as of December 31, 2019	Ps.	43,492	Ps.	73,109	Ps.	189,636	Ps.	306,237

(1)     Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)   The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the   amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,064	Ps.	5,674	Ps.	21,527	Ps.	29,265

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	2,543	Ps.	(4,263)	Ps.	(8,823)	Ps.	(10,543)

The following table further explains changes in the gross carrying amount of the mortgage portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	13,260,166	Ps.	1,577,671	Ps.	263,162	Ps.	15,100,999
Transfers:
Transfer from stage 1 to stage 2		(1,662,941)		1,662,941		—		—
Transfer from stage 1 to stage 3		(9,776)		—		9,776		—
Transfer from stage 2 to stage 3		—		(362,596)		362,596		—
Transfer from stage 2 to stage 1		1,630,238		(1,630,238)		—		—
Transfer from stage 3 to stage 2		—		94,175		(94,175)		—
Transfer from stage 3 to stage 1		66,713		—		(66,713)		—
Increase in loan portfolio and borrowing costs		3,136,074		32,904		3,571		3,172,549
Decrease in loan portfolio and borrowing costs		(1,596,155)		(158,726)		(66,079)		(1,820,960)
Increase-decrease in interest		1,142		7,857		5,342		14,341
Increase-decrease in other receivables associated with loans		19		28		104		151
Write-offs		(561)		(74)		(45,565)		(46,200)
FX and other movements		741,139		111,799		5,544		858,482
Total portfolio as of December 31, 2018	Ps.	15,566,058	Ps.	1,335,741	Ps.	377,563	Ps.	17,279,362
Transfers:
Transfer from stage 1 to stage 2		(1,571,950)		1,571,950		—		—
Transfer from stage 1 to stage 3		(13,719)		—		13,719		—
Transfer from stage 2 to stage 3		—		(439,320)		439,320		—
Transfer from stage 2 to stage 1		1,157,647		(1,157,647)		—		—
Transfer from stage 3 to stage 2		—		96,627		(96,627)		—
Transfer from stage 3 to stage 1		100,956		—		(100,956)		—
Increase in loan portfolio and borrowing costs		3,931,507		74,769		57,746		4,064,022
Decrease in loan portfolio and borrowing costs		(2,473,480)		(192,589)		(63,058)		(2,729,127)
Increase-decrease in interest		11,151		(7,594)		(16,506)		(12,949)
Increase-decrease in other receivables associated with loans		78		195		220		493
Write-offs		(482)		(136)		(71,787)		(72,405)
FX and other movements		104,234		17,163		10,596		131,993
Total portfolio as of December 31, 2019	Ps.	16,812,000	Ps.	1,299,159	Ps.	550,230	Ps.	18,661,389

Microcredit loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	21,421	Ps.	7,477	Ps.	45,269	Ps.	74,167
IFRS 9 adoption (1)		525		10,591		2		11,118
Loss allowance as of January 1, 2018 – IFRS 9		21,946		18,068		45,271		85,285
Transfers:
Transfer from stage 1 to stage 2		(8,298)		8,298		—		—
Transfer from stage 1 to stage 3		(2,599)		—		2,599		—
Transfer from stage 2 to stage 3		—		(30,052)		30,052		—
Transfer from stage 3 to stage 2		—		1,961		(1,961)		—
Transfer from stage 2 to stage 1		6,305		(6,305)		—		—
Transfer from stage 3 to stage 1		6,062		—		(6,062)		—
Net remeasurement of loss allowance (3)		(8,285)		20,392		9,625		21,732
New financial assets originated or purchased		16,095		626		—		16,721
Financial assets that have been derecognized		(2,397)		(600)		(861)		(3,858)
Unwind of discount (2)		103		(381)		8,266		7,988
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Loss allowance balance as of December 31, 2018	Ps.	23,348	Ps.	11,962	Ps.	52,867	Ps.	88,177
Transfers:
Transfer from stage 1 to stage 2		(9,148)		9,148		—		—
Transfer from stage 1 to stage 3		(3,145)		—		3,145		—
Transfer from stage 2 to stage 3		—		(23,678)		23,678		—
Transfer from stage 3 to stage 2		—		2,539		(2,539)		—
Transfer from stage 2 to stage 1		5,854		(5,854)		—		—
Transfer from stage 3 to stage 1		945		—		(945)		—
Net remeasurement of loss allowance (3)		(3,610)		17,500		20,107		33,997
New financial assets originated or purchased		13,021		651		7		13,679
Financial assets that have been derecognized		(2,348)		(266)		(122)		(2,736)
Unwind of discount (2)		—		—		10,456		10,456
Write-offs		(123)		(83)		(53,542)		(53,748)
Loss allowance as of December 31, 2019	Ps.	24,794	Ps.	11,919	Ps.	53,112	Ps.	89,825

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is no restated. See Notes 2 (2.4) (C)

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the         amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,207	Ps.	(188)	Ps.	(531)	Ps.	488

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	541	Ps.	(5,338)	Ps.	47	Ps.	(4,750)

The following table further explains changes in the gross carrying amount of the microcredit portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	333,346	Ps.	28,381	Ps.	47,961	Ps.	409,688
Transfers:
Transfer from stage 1 to stage 2		(57,561)		57,561		—		—
Transfer from stage 1 to stage 3		(14,127)		—		14,127		—
Transfer from stage 2 to stage 3		—		(46,429)		46,429		—
Transfer from stage 2 to stage 1		14,370		(14,370)		—		—
Transfer from stage 3 to stage 2		—		4,213		(4,213)		—
Transfer from stage 3 to stage 1		9,506		—		(9,506)		—
Increase in loan portfolio and borrowing costs		302,414		1,938		23,729		328,081
Decrease in loan portfolio and borrowing costs		(240,686)		(6,667)		(38,132)		(285,485)
Increase-decrease in interest		3,044		792		9,268		13,104
Write-offs		(5,584)		(45)		(34,062)		(39,691)
Total portfolio as of December 31, 2018	Ps.	344,722	Ps.	25,374	Ps.	55,601	Ps.	425,697
Transfers:
Transfer from stage 1 to stage 2		(60,329)		60,329		—		—
Transfer from stage 1 to stage 3		(15,698)		—		15,698		—
Transfer from stage 2 to stage 3		—		(47,227)		47,227		—
Transfer from stage 2 to stage 1		13,553		(13,553)		—		—
Transfer from stage 3 to stage 2		—		4,530		(4,530)		—
Transfer from stage 3 to stage 1		1,795		—		(1,795)		—
Increase in loan portfolio and borrowing costs		301,822		2,239		36,150		340,211
Decrease in loan portfolio and borrowing costs		(258,304)		(7,537)		(46,651)		(312,492)
Increase-decrease in interest		2,484		729		7,439		10,652
Write-offs		(123)		(83)		(53,542)		(53,748)
Total portfolio as of December 31, 2019	Ps.	329,922	Ps.	24,801	Ps.	55,597	Ps.	410,320

Financial leasing loan portfolio

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	42,838	Ps.	17,447	Ps.	237,034	Ps.	297,319
IFRS 9 adoption (1)		23,713		17,882		1,249		42,844
Loss allowance as of January 1, 2018 – IFRS 9		66,551		35,329		238,283		340,163
Transfers:
Transfer from stage 1 to stage 2		(3,632)		3,632		—		—
Transfer from stage 1 to stage 3		(3,573)		—		3,573		—
Transfer from stage 2 to stage 3		—		(6,981)		6,981		—
Transfer from stage 3 to stage 2		—		3,616		(3,616)		—
Transfer from stage 2 to stage 1		13,169		(13,169)		—		—
Transfer from stage 3 to stage 1		6,445		—		(6,445)		—
Net remeasurement of loss allowance (3)		(5,673)		9,188		241,806		245,321
New financial assets originated or purchased		23,481		3,095		10,406		36,982
Financial assets that have been derecognized		(24,519)		(3,977)		(47,021)		(75,517)
Unwind of discount (2)		13		(156)		20,542		20,399
FX and other movements		3		—		158		161
Entity deconsolidation		—		—		2,307		2,307
Write-offs		(44)		(143)		(98,622)		(98,809)
Loss allowance balance as of December 31, 2018	Ps.	72,221	Ps.	30,434	Ps.	368,352	Ps.	471,007
Transfers:
Transfer from stage 1 to stage 2		(5,213)		5,213		—		—
Transfer from stage 1 to stage 3		(9,950)		—		9,950		—
Transfer from stage 2 to stage 3		—		(8,681)		8,681		—
Transfer from stage 3 to stage 2		—		5,087		(5,087)		—
Transfer from stage 2 to stage 1		9,413		(9,413)		—		—
Transfer from stage 3 to stage 1		5,996		—		(5,996)		—
Net remeasurement of loss allowance (3)		(24,072)		6,610		96,786		79,324
New financial assets originated or purchased		21,475		3,237		35,444		60,156
Financial assets that have been derecognized		(5,189)		(1,308)		(8,081)		(14,578)
Unwind of discount (2)		—		—		27,378		27,378
FX and other movements		1,360		329		(1,811)		(122)
Write-offs		(178)		(152)		(121,010)		(121,340)
Loss allowance as of December 31, 2019	Ps.	65,863	Ps.	31,356	Ps.	404,606	Ps.	501,825

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)

(3)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,816	Ps.	1,333	Ps.	(588)	Ps.	2,561

December 31, 2018
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	5,627	Ps.	(1,023)	Ps.	10	Ps.	4,614

The following table further explains changes in the gross carrying amount of the financial lease portfolio to help explain their significance to the changes in the allowance for the same portfolio as discussed above:

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of December 31, 2017	Ps.	9,672,401	Ps.	555,113	Ps.	701,786	Ps.	10,929,300
Transfers:
Transfer from stage 1 to stage 2		(376,673)		376,673		—		—
Transfer from stage 1 to stage 3		(302,428)		—		302,428		—
Transfer from stage 2 to stage 3		—		(152,167)		152,167		—
Transfer from stage 2 to stage 1		359,423		(359,423)		—		—
Transfer from stage 3 to stage 2		—		21,365		(21,365)		—
Transfer from stage 3 to stage 1		56,628		—		(56,628)		—
Increase in loan portfolio and borrowing costs		2,726,095		19,798		53,799		2,799,692
Decrease in loan portfolio and borrowing costs		(2,184,975)		(139,007)		(137,582)		(2,461,564)
Increase-decrease in interest		(8,609)		5,898		61,497		58,786
Increase-decrease in other receivables associated with loans		6,491		684		3,805		10,980
Write-offs		(44)		(143)		(98,622)		(98,809)
Entity deconsolidation		—		—		2,019		2,019
FX and other movements		184,061		1,155		556		185,772
Total portfolio as of December 31, 2018	Ps.	10,132,370	Ps.	329,946	Ps.	963,860	Ps.	11,426,176
Transfers:
Transfer from stage 1 to stage 2		(473,289)		473,289		—		—
Transfer from stage 1 to stage 3		(252,784)		—		252,784		—
Transfer from stage 2 to stage 3		—		(91,776)		91,776		—
Transfer from stage 2 to stage 1		222,745		(222,745)		—		—
Transfer from stage 3 to stage 2		—		22,190		(22,190)		—
Transfer from stage 3 to stage 1		44,799		—		(44,799)		—
Increase in loan portfolio and borrowing costs		3,508,579		70,483		37,124		3,616,186
Decrease in loan portfolio and borrowing costs		(2,634,760)		(138,696)		(180,358)		(2,953,814)
Increase-decrease in interest		1,378		517		64,775		66,670
Increase-decrease in other receivables associated with loans		7,668		113		3,820		11,601
Write-offs		(178)		(152)		(121,010)		(121,340)
FX and other movements		111,778		3,871		629		116,278
Total portfolio as of December 31, 2019	Ps.	10,668,306	Ps.	447,040	Ps.	1,046,411	Ps.	12,161,757

Investments in debt securities at FVOCI

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	71,708	Ps.	71,708
IFRS 9 adoption (1)		18,665		31,714		5,819		56,198
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	18,665	Ps.	31,714	Ps.	77,527	Ps.	127,906
Transfers:
Transfer from stage 1 to stage 2		(272)		272		—		—
Net remeasurement of loss allowance (2)		(2,361)		(28)		18,158		15,769
New financial assets originated or purchased		12,018		450		—		12,468
Financial assets that have been derecognized		(7,937)		(2,688)		(49,421)		(60,046)
FX and other movements		644		2,260		16		2,920
Loss allowance balance as of December 31, 2018	Ps.	20,757	Ps.	31,980	Ps.	46,280	Ps.	99,017
Net remeasurement of loss allowance (2)		(7,696)		(3,564)		(55)		(11,315)
New financial assets originated or purchased		34,575		—		—		34,575
Financial assets that have been derecognized		(3,729)		(27,440)		(45,602)		(76,771)
FX and other movements		(9,827)		(976)		(623)		(11,426)
Loss allowance as of December 31, 2019	Ps.	34,080	Ps.	—	Ps.	—	Ps.	34,080

(1)    Grupo Aval has initially adopted IFRS9 as of January 1,2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31, 2019 and the loan portfolio as of December 31, 2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,709)	Ps.	—	Ps.	—	Ps.	(1,709)

December 31, 2018
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	198	Ps.	—	Ps.	—	Ps.	198

Investments in debt securities at amortized cost

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	—	Ps.	—	Ps.	—	Ps.	—
IFRS 9 adoption (1)		672		—		—		672
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	672	Ps.	—	Ps.	—	Ps.	672
Net remeasurement of loss allowance (2)		(90)		—		—		(90)
New financial assets originated or purchased		59		—		—		59
Financial assets that have been derecognized		(667)		—		—		(667)
FX and other movements		97		—		—		97
Loss allowance balance as of December 31, 2018	Ps.	71	Ps.	—	Ps.	—	Ps.	71
Net remeasurement of loss allowance (2)		(615)		—		—		(615)
New financial assets originated or purchased		1,353		—		—		1,353
Financial assets that have been derecognized		(64)		—		—		(64)
FX and other movements		(8)		—		—		(8)
Loss allowance as of December 31, 2019	Ps.	737	Ps.	—	Ps.	—	Ps.	737

(1)    Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

(2)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2018 versus parameters as of December 31,2019 and the loan portfolio as of December 31,2019.

December 31, 2019
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	211	Ps.	—	Ps.	—	Ps.	211

December 31, 2018
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3	Ps.	—	Ps.	—	Ps.	3

Other accounts receivable

General approach

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	12,911	Ps.	5,909	Ps.	70,611	Ps.	89,431
IFRS 9 adoption (1)		4,021		3,751		1,797		9,569
Loss allowance as of January 1, 2018 – IFRS 9		16,932		9,660		72,408		99,000
Net remeasurement of loss allowance		19,439		1,901		(6,081)		15,259
FX and other movements		(2)		—		—		(2)
Write-offs		(16,669)		—		—		(16,669)
Loss allowance as of December 31, 2018	Ps.	19,700	Ps.	11,561	Ps.	66,327	Ps.	97,588
Transfers stages
Transfer from Stage 1 to Stage 3		(19,176)		—		19,176		—
Transfer from Stage 2 to Stage 3		—		(754)		754		—
Net remeasurement of loss allowance		8,062		4,160		28,041		40,263
FX and other movements		(21)		(6)		(23)		(50)
Approach change		8,996		(1,421)		(10,170)		(2,595)
Write-offs		(4,208)		(534)		(17,308)		(22,050)
Loss allowance as of December 31, 2019	Ps.	13,353	Ps.	13,006	Ps.	86,797	Ps.	113,156

(1)   Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

Simplified approach

	Loss allowance
Balance as of December 31, 2017- IAS 39	Ps.	137,431
IFRS 9 adoption (1)		9,338
Loss allowance as of January 1, 2018 – IFRS 9	Ps.	146,769
Entity deconsolidation		6,731
Provision charged to profit or loss		65,230
Recovery for partial payments from the clients		(12,373)
Write-offs		(47,309)
Exchange gains (losses) in foreign currency		255
Loss allowance as of December 31, 2018	Ps.	159,303
Entity deconsolidation		(56)
Provision charged to profit or loss		35,506
Recovery for partial payments from the clients		(11,129)
Write-offs		(13,097)
Approach change		2,595
Exchange gains (losses) in foreign currency		185
Loss allowance as of December 31, 2019	Ps.	173,307

(1)   Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

Loan commitments and financial guarantee contracts

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of December 31, 2017- IAS 39	Ps.	23,922	Ps.	1,719	Ps.	4,034	Ps.	29,675
IFRS 9 adoption (1)		13,381		3,085		(249)		16,217
Loss allowance as of January 1, 2018 – IFRS 9		37,303		4,804		3,785		45,892
Transfers:
Transfer from stage 1 to stage 2		(2,350)		2,350		—		—
Transfer from stage 1 to stage 3		(2,167)		—		2,167		—
Transfer from stage 2 to stage 3		—		(156)		156		—
Transfer from stage 3 to stage 2		—		13		(13)		—
Transfer from stage 2 to stage 1		1,816		(1,816)		—		—
Transfer from stage 3 to stage 1		26		—		(26)		—
Net remeasurement of loss allowance		2,732		11,071		(5,009)		8,794
New loan commitments and financial guarantees issued		3,186		(1,909)		3,295		4,572
FX and other movements		169		1		—		170
Loss allowance as of December 31, 2018	Ps.	40,715	Ps.	14,358	Ps.	4,355	Ps.	59,428
Transfers:
Transfer from stage 1 to stage 2		(529)		529		—		—
Transfer from stage 1 to stage 3		(172)		—		172		—
Transfer from stage 2 to stage 3		—		(173)		173		—
Transfer from stage 3 to stage 2		—		—		—		—
Transfer from stage 2 to stage 1		8,116		(8,116)		—		—
Transfer from stage 3 to stage 1		3,582		—		(3,582)		—
Net remeasurement of loss allowance		(29,069)		(4,528)		(238)		(33,835)
New loan commitments and financial guarantees issued		22,613		875		627		24,115
FX and other movements		253		—		1		254
Loss allowance as of December 31, 2019	Ps.	45,509	Ps.	2,945	Ps.	1,508	Ps.	49,962

(1)   Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

4.1.6          Concentrations of credit risk

Loan portfolio

Policies to prevent excessive credit-risk concentration

In order to prevent excessive concentrations of credit risk at an individual, economic group, country or economic sectors level, each financial subsidiary of Grupo Aval maintains updated exposure thresholds to limit concentration. The exposure limit by a financial subsidiary of Grupo Aval to an individual client or economic group depends on the risk profile of the client (or economic group), the nature of the risk of the debtor and the experience of each financial subsidiary in a specific market or sector.

Concentration risk control is key to the risk management process. Grupo Aval´s financial subsidiaries monitor the degree of credit risk concentration by sector and customer group.

In order to avoid credit risk concentration at Grupo Aval level, management relies on the financial subsidiaries Credit Risk Vice-Presidency or its equivalent, which consolidates, and monitors the credit risk exposures of all financial subsidiaries, to determine the maximum levels of concentration.

Pursuant to Colombian regulations, financial subsidiaries in Colombia cannot grant unsecured loans to borrowers, which on a combined basis exceed 10% of the financial subsidiary´s regulatory capital calculated according to the regulations of the Superintendency of Finance. Loans maybe more than 10% of the regulatory capital of the financial subsidiary when they are secured by acceptable collateral and/or certain guarantees.

Concentration by sector

Below is the credit portfolio distribution of Grupo Aval by economic sector as of December 31, 2019 and 2018:

Sector	December 31, 2019%			December 31, 2018%
Consumer services	Ps.	84,790,144	47%	Ps.	78,976,887	45%
Commercial services		37,925,996	21%		41,160,951	23%
Construction		11,550,042	6%		11,093,895	6%
Food, beverage and tobacco		8,941,375	5%		8,128,767	5%
Transportation and communications		6,504,746	4%		7,117,087	4%
Public services		5,470,918	3%		6,123,390	4%
Chemical production		5,847,362	3%		5,614,918	3%
Other industrial and manufacturing products		5,309,003	3%		4,859,538	3%
Agricultural		4,563,455	2%		4,201,518	2%
Government		4,905,685	3%		3,868,987	2%
Trade and tourism		2,475,550	1%		2,353,139	1%
Mining products and oil		1,520,420	1%		1,094,718	1%
Other		2,323,418	1%		2,288,046	1%
Total of each economic sector	Ps.	182,128,114	100%	Ps.	176,881,841	100%

Concentration by location

The detail of credit risk at the level of Grupo Aval in the different geographic areas determined according to the domicile of the debtor, without taking into consideration loan loss provisions as of December 31, 2019 and 2018 is as follows:

December 31, 2019	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	60,862,993	Ps.	39,442,151	Ps.	7,548,152	Ps.	410,320	Ps.	11,191,474	Ps.	119,455,090
Costa Rica		5,178,529		5,388,382		4,525,877		—		788,798		15,881,586
Panamá		5,402,278		5,900,357		2,444,897		—		83,198		13,830,730
Guatemala		6,174,541		2,881,174		1,805,626		—		52,051		10,913,392
Honduras		3,799,684		2,322,700		964,977		—		34,125		7,121,486
El Salvador		2,488,579		2,778,912		978,368		—		6,639		6,252,498
United States		4,853,155		13		—		—		—		4,853,168
Nicaragua		1,791,156		873,900		393,492		—		5,472		3,064,020
Other countries		755,804		340		—		—		—		756,144
Total gross loan portfolio	Ps.	91,306,719	Ps.	59,587,929	Ps.	18,661,389	Ps.	410,320	Ps.	12,161,757	Ps.	182,128,114
(1)	See Note 4.1.1

December 31, 2018	Commercial		Consumer		Mortgages		Microcredit		Finance leases (1)		Total
Colombia	Ps.	63,694,588	Ps.	35,912,585	Ps.	6,672,612	Ps.	425,697	Ps.	10,466,569	Ps.	117,172,051
Costa Rica		4,860,338		5,190,354		4,343,247		—		802,601		15,196,540
Panamá		5,464,198		5,618,362		2,381,741		—		109,927		13,574,228
Guatemala		5,536,851		2,593,606		1,617,341		—		31,786		9,779,584
Honduras		3,528,929		2,085,005		857,799		—		3,247		6,474,980
El Salvador		2,214,411		2,636,766		969,731		—		6,630		5,827,538
United States		4,549,526		742		—		—		—		4,550,268
Nicaragua		1,947,643		1,163,054		436,891		—		5,416		3,553,004
Other countries		753,541		107		—		—		—		753,648
Total gross loan portfolio	Ps.	92,550,025	Ps.	55,200,581	Ps.	17,279,362	Ps.	425,697	Ps.	11,426,176	Ps.	176,881,841
(1)	See Note 4.1.1

Concentration by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2019	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	55,647,778	Ps.	35,658,941	Ps.	91,306,719
Consumer		39,382,167		20,205,762		59,587,929
Residential mortgage		7,547,978		11,113,411		18,661,389
Microcredit		410,320		—		410,320
Financial leasing (1)		10,043,443		2,118,314		12,161,757
Total gross loan portfolio	Ps.	113,031,686	Ps.	69,096,428	Ps.	182,128,114

December 31, 2018	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	57,651,220	Ps.	34,898,805	Ps.	92,550,025
Consumer		35,848,422		19,352,159		55,200,581
Residential mortgage		6,672,423		10,606,939		17,279,362
Microcredit		425,697		—		425,697
Financial leasing (1)		9,260,989		2,165,187		11,426,176
Total gross loan portfolio	Ps.	109,858,751	Ps.	67,023,090	Ps.	176,881,841

(1)    See Note 4.1.1

Dollar is the maximum participation for loan portfolio in foreign currency with 37.9%, equivalent to U.S 21,084 million dollars.

Investment debt securities

Grupo Aval entities monitor concentrations of credit risk by sector and by geographic location. An analysis of concentrations of credit risk from investment securities is shown below.

Concentration by sector

Trading debt securities (see note 8.1)

The balance of financial assets in investments in trading debt securities includes the following as of December 31 2019 and 2018:

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	2,424,033	Ps.	2,210,108
Securities issued or secured by other Colombian Government entities		175,794		108,072
Securities issued or secured by other financial entities		1,402,094		972,789
Securities issued or secured by non-financial sector entities		33,942		29,122
Others		31,143		1,086
	Ps.	4,067,006	Ps.	3,321,177

In foreign currency
Securities issued or secured by Colombian Government		1,727		60,534
Securities issued or secured by other Colombian Government entities		—		20,473
Securities issued or secured by foreign Governments		139,534		98,155
Securities issued or secured by central banks		13,966		12,914
Securities issued or secured by other financial entities		448,328		245,962
Others		2,552		3,763
	Ps.	606,107	Ps.	441,801
Total trading debt securities	Ps.	4,673,113	Ps.	3,762,978

Investments in debt securities mandatorily at FVTPL (see note 9.1)

The balance of financial assets in investments in debt securities mandatorily at FVTPL includes the following as of December 31 2019 and 2018:

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Others		10,102		31,256
Total debt securities mandatorily at FVTPL	Ps.	10,102	Ps.	31,256

Investments in debt securities at FVOCI

The balance of financial assets in investments in debt securities at FVOCI includes the following as of December 31, 2019 and 2018

	December 31,		December 31,
	2019		2018
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	9,834,271	Ps.	9,256,358
Securities issued or secured by other Colombian Government entities		260,213		194,933
Securities issued or secured by other financial entities		495,863		388,019
Securities issued or secured by non-financial sector entities		25,733		27,708
Others		50,690		—
	Ps.	10,666,770	Ps.	9,867,018
In foreign currency
Securities issued or secured by Colombian Government		1,809,671		1,269,416
Securities issued or secured by other Colombian Government entities		205,465		302,701
Securities issued or secured by foreign Governments		4,997,430		3,015,556
Securities issued or secured by central banks		970,095		1,131,740
Securities issued or secured by other financial entities		2,559,062		2,920,462
Securities issued or secured by non-financial sector entities		9,107		182,232
Others		391,392		246,632
	Ps.	10,942,222	Ps.	9,068,739
Total debt securities at FVOCI	Ps.	21,608,992	Ps.	18,935,757

Investments in debt securities at amortized cost

The balance of financial assets in investments in debt securities at amortized cost includes the following as of December 31 2019 and 2018:

		December 31,		December 31,
		2019		2018
In Colombian Pesos
Securities issued or secured by other Colombian Government entities	Ps.	3,029,802	Ps.	2,931,172
Securities issued or secured by other financial entities		1,017		9,123
	Ps.	3,030,819	Ps.	2,940,295
In foreign currency
Securities issued or secured by foreign Governments		23,043		32,321
	Ps.	23,043	Ps.	32,321
Total investments in debt securities at amortized cost	Ps.	3,053,862	Ps.	2,972,616

Concentration by location

	As of December 31,
	2019		2018
Colombia	Ps.	20,026,227	Ps.	18,047,109
Costa Rica		3,006,686		1,674,052
United States of America		1,883,400		2,412,555
Guatemala		1,311,695		999,544
Panama		1,211,680		813,711
Honduras		621,311		586,275
Brazil		417,223		424,339
El Salvador		274,323		40,890
Peru		192,845		352,795
Chile		146,093		150,239
Multilateral – Bladex (Foreign Trade Bank of Latin America)		89,529		87,500
Nicaragua		79,300		64,918
Mexico		74,591		13,761
Multilateral – Central American Bank for Economic Integration		6,642		—
Barbados		4,524		—
Multilateral – Andean Development Corporation		—		31,156
BAC San José Liquid Fund (BAC San José Fondo Liquido – Riesgo País Mixto)		—		3,763
Total investments	Ps.	29,346,069	Ps.	25,702,607

Concentration by Sovereign Risk

As a general rule, Grupo Aval considers sovereign risk to be the risk assumed in deposits with Central Banks (including the mandatory deposits), investments in debt issues of the Colombian Government and the risk arising from transactions with public sector entities that have the following features: their funds are obtained only from fiscal income; they are legally recognized as entities directly included in the government sector; and their activities are of a non-commercial nature.

Sovereign risk exposure arises mainly from Grupo Aval’s banking subsidiaries obligations to maintain certain mandatory deposits in Central Banks and from the fixed-income portfolios held as part of the on-balance-sheet structural interest rate risk management strategy and in the trading books of the treasury department. The majority of these exposures are denominated in pesos and are financed through peso denominated repurchase agreements or customer deposits.

As of December 31, 2019, and 2018, the investment portfolio of financial assets in debt instruments is comprised mainly of securities issued and guaranteed by entities of the Republic of Colombia, which represent 60.45% and 63.63%, respectively of the total portfolio.

Below is the detail of Grupo Aval’s sovereign debt portfolio issued by Central Governments per country:

	December 31, 2019			December 31, 2018
			%			%
Investment grade (1)
Colombia	Ps.	14,069,704	73.17%	Ps.	12,796,415	80.27%
Panama		770,854	4.01%		550,674	3.45%
United States of America		167,743	0.87%		415,412	2.61%
Chile		33,743	0.18%		32,999	0.20%
	Ps.	15,042,044	78.22%	Ps.	13,795,500	86.53%
Speculative (2)
Barbados		4,524	0.02%		—	—%
Costa Rica		2,817,392	14.65%		1,437,850	9.02%
Honduras		403,813	2.10%		402,275	2.52%
Guatemala		645,802	3.36%		265,932	1.67%
El Salvador		236,837	1.23%		40,890	0.26%
Nicaragua		79,300	0.41%		—	0.00%
	Ps.	4,187,668	21.78%	Ps.	2,146,947	13.47%
	Ps.	19,229,712	100.00%	Ps.	15,942,447	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2019				December 31, 2018
			%			%
Investment Grade (1)	Ps.	—	—%	Ps.	—	—%

Speculative (2)
Guatemala	Ps.	623,656	63.38%	Ps.	686,970	60.02%
Costa Rica		167,379	17.01%		208,766	18.24%
Honduras		193,026	19.62%		184,000	16.07%
Nicaragua		—	—%		64,918	5.67%
	Ps.	984,061	100.00%	Ps.	1,144,654	100.00%
Total sovereign risk	Ps.	20,213,773		Ps.	17,087,101
(1)	Investment grade includes the risk rating of Fitch Ratings Colombia S.A o F1+ to F3, BRC of Colombia from BRC 1+ to BRC 3 and Standard & Poor’s from AAA to BBB-.
(2)	Speculative or non-investment grade level includes the risk rating of Fitch Ratings Colombia S.A. from B to E, BRC de Colombia from BRC 4 to BRC 6 and Standard & Poor’s from BB+ to D.

4.1.7          Modified Financial Assets - troubled debt restructuring business process.

Each financial subsidiary of Grupo Aval periodically carries out, at the request of the client, restructurings of obligations which have become troubled. Such restructurings generally consist of extensions of tenors, decrease of interest rates, partial write-off of indebtedness or payment with assets of the debtor or guarantor.

Our banking subsidiaries follow highly rigorous definitions and policies in this management process, so that it is performed in accordance with the best practices and in strict compliance with regulatory requirements. In connection to this, Grupo Aval´s banking subsidiaries have a detailed policy with regard to the aforementioned transactions.

The objective of granting such restructurings is to provide the client with a viable alternative to meet its obligations to the bank and to adapt to changing conditions.

When a loan is restructured due to a debtor´s financial difficulties, the debt is flagged within the records of each bank as a restructured credit in accordance with the regulations of the Superintendency of Finance. The restructuring process has a negative impact on the debtor’s rating, which can only be improved when the client has complied during a prudent period with the terms of the restructurings, its financial condition has improved or when sufficient additional guarantees have been obtained.

Restructured loans are included for impairment evaluation and determination of provisions. However, the marking of a credit as restructured does not necessarily imply its rating is impaired, because in some cases new guarantees are obtained supporting the obligation.

The following is the balance of restructured loans as of December 31, 2019 and 2018:

Restructured loans	December 31, 2019		December 31, 2018
Local currency	Ps.	2,611,573	Ps.	2,693,018
Foreign currency		1,779,598		1,275,565
Total restructured	Ps.	4,391,171	Ps.	3,968,583

4.1.8          Foreclosed assets business process

When persuasive collection processes or credit restructurings are not effective, a legal proceeding is carried out or an agreement is reached with the client for the receipt of assets as payment. Each subsidiary of the financial sector has clearly established policies for receiving assets and has a separate department specialized in the management of these cases and in charge of their eventual sale or liquidation.

During the years ended December 31, 2019 and 2018, the following is the total of foreclosed assets received and sold during such periods:

	December 31, 2019		December 31, 2018
Foreclosed assets received	Ps.	297,481	Ps.	188,245
Foreclosed assets sold		133,512		52,785

4.1.9          Loan commitments and financial guarantee contracts

As part of our operations, Grupo Aval grants guarantees and letters of credit to its customers wherein Grupo Aval financial subsidiaries are irrevocably committed to make payments to third parties when customers do not comply with their obligations with such third parties. These products have the same policies for approval of disbursements of loans regarding client’s credit risk and guarantees required according to the circumstances of each client.

The commitments for credit extension represent unused portions of authorizations to grant loans, use of credit cards, overdraft limits and letters of credit. With respect to credit risk over commitments to extend credit lines, Grupo Aval is potentially exposed to credit risk in an amount equal to the total amount of unused commitments, if the unused amount were to be withdrawn in whole. However, the amount of the loss is less that the total amount of commitments unused, since most commitments to extend credits are contingent on the customer maintaining specific credit risk standards.

Grupo Aval monitors maturity terms of commitments regarding credit facilities, because long-term commitments have a higher credit risk than short-term commitments.

Pending unused credit lines and guarantees do not necessarily represent future cash out flows, because such facilities may expire and not be used whole or in part.

Following is the detail of the guarantees, letters of credit and credit commitments on non-used credit lines as of December 31, 2019 and 2018.

Loan commitments and financial guarantee contracts

	December 31, 2019		December 31, 2018
	Notional amount		Notional amount
Guarantees	Ps.	3,341,641	Ps.	3,446,601
Unused letters of credit		1,133,385		1,186,691
Unused limits of overdrafts		67,126		306,740
Unused credit card limits		23,125,249		20,816,061
Other		4,487,203		5,169,588
Total	Ps.	32,154,604	Ps.	30,925,681

The following is the detail of the credit commitments by type of currency:

	December 31, 2019		December 31, 2018
Colombian Pesos	Ps.	14,914,209	Ps.	14,918,915
U.S. dollars		13,750,968		12,885,921
Euro		3,292,845		2,892,670
Other		196,582		228,175
Total	Ps.	32,154,604	Ps.	30,925,681

4.1.10          Offset of financial assets and financial liabilities

The disclosures set out in the following tables include financial assets and financial liabilities that:

•	Are offset in the Group’s statement of financial position; or
•	Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, irrespective of whether they are offset in the statement of financial position.

The ‘similar agreements’ include derivative clearing agreements; global master repurchase agreements and global master securities lending agreements. Similar financial instruments include derivatives, sale-and-repurchase agreements, reverse sale-and-repurchase agreements, and securities borrowing and lending agreements. Financial instruments such as loans and deposits are not disclosed in the following tables unless they are offset in the statement of financial position.

The ISDA (International Swaps and Derivatives Association) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of Grupo Aval or of the counterparties or following other predetermined events. In addition, Grupo Aval and its counterparties do not intend to settle on a net basis or to realize the assets and settle the liabilities simultaneously.

Grupo Aval receives and gives collateral in the form of cash and marketable securities in respect of the following transactions:

•	Derivatives; and
•	Sale-and-repurchase, and reverse sale-and-repurchase agreements.

This collateral is subject to standard industry terms including, when appropriate, an ISDA credit support annex. This means that securities received/given as collateral can be pledged or sold during the term of the transaction but have to be returned on maturity of the transaction. The terms also give each party the right to terminate the related transactions on the counterparty’s failure to post collateral.

The gross amounts of financial assets and financial liabilities and their net amounts disclosed in the above tables have been measured in the statement of financial position on the following bases:

•	Derivative assets and liabilities – fair value;
•	Assets and liabilities resulting from sale-and-repurchase agreements, reverse sale-and repurchase agreements and securities lending and borrowing – amortized cost;

The following is the detail of the financial instruments subject to offset contractually required as of December 31, 2019 and 2018:

December 31, 2019

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,084,032	Ps.	—	Ps.	1,084,032	Ps.	(314,891)	Ps.	(42,157)	Ps.	726,984
Repurchase agreements		401,464		—		401,464		(319,748)		—		81,716
Total	Ps.	1,485,496	Ps.	—	Ps.	1,485,496	Ps.	(634,639)	Ps.	(42,157)	Ps.	808,700

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,056,736	Ps.	—	Ps.	1,056,736	Ps.	(28,587)	Ps.	(80,775)	Ps.	947,374
Repurchase agreements		7,458,662		—		7,458,662		(7,607,482)		—		(148,820)
Total	Ps.	8,515,398	Ps.	—	Ps.	8,515,398	Ps.	(7,636,069)	Ps.	(80,775)	Ps.	798,554

December 31, 2018

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	798,824	Ps.	—	Ps.	798,824	Ps.	(199,773)	Ps.	(265,361)	Ps.	333,690
Repurchase agreements		4,607,862		—		4,607,862		(4,348,344)		(50,515)		209,003
Total	Ps.	5,406,686	Ps.	—	Ps.	5,406,686	Ps.	(4,548,117)	Ps.	(315,876)	Ps.	542,693

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting liabilities
Derivatives	Ps.	1,006,844	Ps.	—	Ps.	1,006,844	Ps.	(10,116)	Ps.	(50,982)	Ps.	945,746
Repurchase agreements		5,068,481		—		5,068,481		(5,169,598)		—		(101,117)
Total	Ps.	6,075,325	Ps.	—	Ps.	6,075,325	Ps.	(5,179,714)	Ps.	(50,982)	Ps.	844,629

Disclosure of risk management, market risk [text block]

4.2          Market Risk

Market risk refers to the risk that a change in the level of one or more market prices, rates, indices, volatilities, correlations or other market factors, such as liquidity, will result in losses in a position or in the portfolio.

Grupo Aval´s financial subsidiaries (namely Banco de Bogotá, Banco de Occidente, Banco Popular, Banco AV Villas, Corficolombiana, AFP Porvenir and the trust companies (Fiduciarias) of the financial subsidiaries) actively participate in money markets, foreign exchange markets and capital markets, for both of their books (for balance sheet risk management and trading) and to provide financial services to their customers. This is done subject to established policies and risk levels. In that regard, they manage different financial asset portfolios within the allowed limits and risk levels.

Market risk arises from the open positions of Grupo Aval´s financial subsidiaries in debt securities investment portfolios, derivatives and equity instruments. These risks are created by changes in factors such as interest rates, inflation, foreign currency exchange rates, share prices, credit margins of instruments and their volatility, as well as the liquidity in the markets where Grupo Aval operates.

The various business units and trading desks are responsible for ensuring that market risk exposures are well-managed and prudent. The risk management groups and the management help ensure that these risks are measured and closely monitored. A variety of limits and controls are designed to control price and liquidity risk. Market risk is monitored through various measures: statistically (using Value-at-Risk models and related analytical measures); by measures of position sensitivity; and through routine stress testing conducted in collaboration with the business units by the Market Risk Unit. The material risks identified by these processes are summarized in reports produced by the Market Risk Unit that are circulated to, and discussed with, senior management.

For purposes of this analysis, market risk has been segmented into two categories; trading book risk due to changes in interest rates and exchange rates, and the price risks of investments in equity securities and mutual funds.

4.2.1          Trading Book Risk

Grupo Aval´s financial subsidiaries trade financial instruments for various reasons. The following are the main ones.

•	To offer products tailored to specific customer needs. Some of these products are designed to hedge the financial risks of customers.
•	To take advantage of arbitrage among different yield curves, assets and markets, and to obtain returns with an adequate use of capital.
•

To hedge asset and liability risk positions on proprietary positions, to act on behalf of customers or to take advantage of arbitrage opportunities mainly in foreign exchange and interest rates in both local and foreign markets.

In carrying out these operations, Grupo Aval´s financial subsidiaries take risks, within a set of predetermined limits. These risks are mitigated with the use of derivative products and other financial instruments but mainly with the accomplishment of stablished limits that are permanently monitored by risk.

The following is a breakdown of Grupo Aval’s financial assets and liabilities exposed to trading risk held at December 31, 2019 and 2018.

Account	December 31, 2019		December 31, 2018
Financial assets
Debt financial assets
Trading	Ps.	4,673,113	Ps.	3,762,978
Investments in debt securities at FVTPL		10,102		31,256
Investments in debt securities at FVOCI		21,608,992		18,935,757
Total debt securities	Ps.	26,292,207	Ps.	22,729,991
Derivative assets instruments	Ps.	917,434	Ps.	768,686
Hedging derivatives assets		166,598		30,138
		1,084,032		798,824
Total financial assets	Ps.	27,376,239	Ps.	23,528,815
Liabilities
Derivative liabilities instruments		962,438		811,305
Hedging derivatives liabilities		94,298		195,539
Total financial liabilities		1,056,736		1,006,844
Net position	Ps.	26,319,503	Ps.	22,521,971

4.2.2          Description of Objectives, Policies and Processes to Manage Trading Risk

The financial subsidiaries of Grupo Aval participate in money markets, foreign exchange markets and capital markets to meet their needs and those of their customers, pursuant to established policies and risk levels. In this respect, they manage different portfolios of financial assets within the limits and risk levels allowed.

The risks assumed by Grupo Aval´s financial subsidiaries in transactions related to the trading or treasury book are consistent with the overall business strategy; which is based on the market depth for each instrument, its impact on risk-weighted assets and regulatory capital, the profit budget established for each business unit, and the balance sheet structure.

Business strategies are established on the basis of approved limits, in an effort to balance the risk / return relationship. Moreover, there is a structure of limits consistent with Grupo Aval’s general philosophy and is based on capital levels, earnings performance and risk tolerance.

The Market Risk Management System (SARM in Spanish) allows Grupo Aval´s financial subsidiaries to identify, measure, control and monitor the market risk they are exposed to in carrying out their operations.

There are several scenarios in which Grupo Aval´s financial subsidiaries are exposed to trading risks.

•	Interest Rate Risk

Grupo Aval’s financial subsidiaries are exposed to interest rate risk as a result of its market-making activities and proprietary trading in interest rate sensitive financial instruments (e.g., risk arising from changes in the level or implied volatility of interest rates, the timing of mortgage prepayments, the shape of the yield curve and credit spreads for credit sensitive instruments).

•	Foreign Exchange Risk

Grupo Aval’s financial subsidiary’s portfolios are exposed to foreign exchange rate and implied volatility risk as a result of market making negotiation in foreign currencies and from maintaining foreign exchange positions.

•	Equity Price Risk and Mutual Fund Risk

Grupo Aval´s financial subsidiaries are exposed to equity price risk in specific investments and are exposed to mutual fund risk in short term investments in money market or mutual funds.

4.2.2.1          Risk Management

Grupo Aval financial subsidiaries manage their trading positions by employing a variety of risk mitigation strategies. These strategies include diversification of risk exposures and hedging through the purchase or sale of positions in related securities and financial instruments, including a variety of derivative products (e.g., futures, forwards, swaps and options). The financial subsidiaries manage their market risk associated with its trading activities on a decentralized basis, even though the Holding supervises the amount of risk taken in order to ensure that its global exposure limits are observed.

Senior management and the boards of directors of the banking and its financial subsidiaries play an active role in managing and controlling risk. They do so by analyzing a protocol of established reports and presiding over a number of committees that comprehensively monitor - both technically and fundamentally - the different variables that influence domestic and foreign markets. This process is intended to support strategic decisions.

Analyzing and monitoring the risks that Grupo Aval´s financial subsidiaries take in their operations is essential for decision making and to assess potential effects on its profit or loss. An ongoing analysis of macroeconomic conditions is necessary in order to achieve an ideal combination of risk, return and liquidity.

The risks assumed in financial operations are reflected in a limit structure that includes different types of instruments, specific trading strategies, the market depth in which Grupo Aval´s financial subsidiaries operate, the impact on risk-weighted assets and regulatory capital, as well as the balance sheet structure, according to its risk framework. These limits are monitored daily and reported weekly to the Board of Directors of Grupo Aval´s financial subsidiaries.

In order to minimize interest rate and exchange rate risks in specific positions and transactions, Grupo Aval´s financial subsidiaries manage hedging strategies by taking positions in derivative instruments such as non-deliverable forwards (NDF) related to securities, money market transactions and foreign exchange forwards.

4.2.2.2          Methods Used to Measure Trading Risk

The Market Risk Department independently reviews the Company’s trading portfolios on a regular basis from a market risk perspective utilizing VaR (internal models and standard) and other quantitative and qualitative risk measures and analyses. Each trading business and the market risk departments also use, as appropriate, measures such as sensitivity to changes in interest rates, prices, implied volatilities and time decay to monitor and report market risk exposures. Stress testing, which measures the impact on the value of existing portfolios of specified changes in market factors for certain products, is performed periodically and is reviewed by risk areas and trading areas. Reports summarizing material risk exposures are produced by the market risk areas and are disseminated to senior management.

The Boards of Directors and the Risk Committees of Grupo Aval´s financial subsidiaries approve a framework of limits based on the value-at-risk related to the annual budget.

Regulatory VaR (standard calculation)

The Regulatory VaR calculation is primarily used for the Superintendency of Finance’s solvency ratio calculations. Each bank has standard models for capital purposes; however, they also maintain internal models in order to manage their day to day risk and profit decisions.

The Superintendency of Finance methodology is based on the Basel II model. This model applies only to the financial subsidiaries’ investment portfolio and excludes investments classified as “held to maturity” and other specific non-trading positions. Total market risk is calculated on a daily basis by aggregating the VaR for each risk exposure category on a ten-day horizon using risk factors calculated in extreme market stress scenarios. VaR at month-end comprises part of the capital adequacy ratio calculation (as set forth in Decree 2555 of 2010). The Superintendency of Finance’s rules require the financial subsidiaries to calculate VaR for the following risk factors: interest rate risk, foreign exchange rate risk, variations in stock price risk and fund risk; correlations between risk factors are not considered. The fluctuations in the portfolio’s VaR depend on sensitivity factors determined by the Superintendency of Finance, modified duration and changes in balances outstanding. The ten-day horizon is defined as the average time in which an entity could sell a trading position in the market.

The VaR calculation for each subsidiary of the financial sector is the aggregate of the VaR of the entity and its subsidiaries.

These methods are used to determine the occurrence of potential losses among the different business units. The methods also allow comparisons of activities in different markets and identification of the riskiest positions in treasury activities. These tools are also used to determine limits on traders’ positions and to review positions and strategies rapidly in response to changes in market conditions. VaR models have inherent limitations, partially because they rely on historical data, which may not be an indicative of future market conditions. VaR models could overestimate or underestimate the value at risk if market conditions vary significantly and they do not calculate the greatest possible loss. That’s why each company uses additional measurement tools in order to compensate for the VaR limitations; therefore, Expected Shortfall analysis, stress test and back tests are part of the risk measurement tools in the financial subsidiaries. The methods used to measure VaR are assessed regularly and back-tested to check their efficiency.

Grupo Aval´s financial subsidiaries have tools to carry out portfolio stress and/or sensitivity tests, using extreme scenario simulations. Additionally, there are limits according to the "risk type" associated with each of the instruments comprising the different portfolios. These limits are related to sensitivity or impact on the value of the portfolio as a result of fluctuations of specific risk factors such as: interest rate (Rho), exchange rate (Delta) and volatility (Vega).

Grupo Aval´s financial subsidiaries have counterparty and trading limits for each trader for the different trading platforms in the markets where they operate. These limits are controlled daily by the back and middle offices of each entity. Trading limits for individual traders are assigned based upon the individual´s level in the organization, market and trading experience and product and portfolio management knowledge.

There is also a process to monitor the prices of fixed-income bonds issued abroad published by Precia, the local investment price provider. Financial subsidiaries monitor daily if there are any significant differences in prices provided by Precia and those observed on other sources of information such as the Bloomberg platform.

In addition, fixed income bonds are subject to a qualitative liquidity analysis to determine the market depth for these types of instruments.

Finally, the daily transaction monitoring process includes controlling different aspects of trading, such as terms of negotiation, non-conventional or off-market transactions, and related party transactions.

According to the standard model, the market value-at-risk (VaR) for Grupo Aval´s financial subsidiaries consolidated at their level of December 31, 2019 and 2018 was as follows:

	December 31, 2019		December 31, 2018
		Basis points of		Basis points of
Entity	Value	regulatory capital	Value	regulatory capital
Banco Bogotá	1,280,084	141	924,767	116
Banco de Occidente	165,928	52	189,871	75
Banco Popular	128,317	72	162,888	93
Banco AV Villas	58,032	59	37,942	41
Corficolombiana	173,456	7	219,656	12

The following tables show the VaR calculation relating to each of the risk factors described above and based on the Superintendency of Finance Methodology (Regulatory VaR) for the years ended December 31, 2019 and 2018, for a ten-day horizon for each of our Colombian banking subsidiaries. The minimum and maximum levels are determined based on end-of-month calculations, using 12 data points between January and December. Average values are determined based on the 13-month data points between December of the year analyzed and December of the previous year.

Banco de Bogotá S.A

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	444,950	520,569	607,973	568,537
Exchange rate	277,932	334,039	383,189	379,406
Shares	8,394	9,601	10,964	10,964
Mutual funds	270,918	308,799	322,458	321,177
VaR portfolio	1,002,195	1,173,008	1,318,037	1,280,084

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	352,595	387,828	420,474	352,595
Exchange rate	234,509	263,363	298,257	298,257
Shares	6,647	7,605	8,335	8,231
Mutual funds	200,510	226,030	266,906	265,684
VaR portfolio	828,688	884,826	969,931	924,767

Banco de Bogota´s market risk weighted assets remained on average 9.9% of the total risk-weighted assets during the year ended December 31, 2019 and 7.9% on the year ended December 31, 2018.

Banco de Occidente S.A

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	125,615	144,188	162,628	158,200
Exchange rate	104	2,458	4,426	2,995
Shares	—	—	—	—
Mutual funds	4,317	4,556	4,733	4,733
VaR portfolio	130,036	151,202	171,787	165,928

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	184,106	199,399	218,732	184,106
Exchange rate	595	1,697	3,817	1,479
Shares	—	—	—	—
Mutual funds	2,820	3,849	4,526	4,286
VaR portfolio	187,521	204,945	227,074	189,871

Banco de Occidente´s market risk weighted assets remained on average 4.2% of the total risk-weighted assets during the year ended December 31, 2019 and 5.6% for the year ended December 31, 2018.

Banco Popular S.A

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	107,694	108,389	109,605	108,112
Exchange rate	4,699	5,155	5,615	5,280
Shares	22	22	23	348
Mutual funds	8,701	10,769	14,954	14,577
VaR portfolio	121,491	124,335	130,135	128,317

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	115,829	136,338	154,233	148,343
Exchange rate	2,125	3,867	6,135	3,325
Shares	929	949	963	946
Mutual funds	6,583	6,971	10,420	10,274
VaR portfolio	126,533	148,125	168,310	162,888

Banco Popular´s market risk weighted assets remained on average 6.4% of the total risk-weighted assets during the year ended December 31, 2019 and 8.4% on the year ended December 31, 2018.

Banco Comercial AV Villas S.A

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	22,193	40,628	55,972	55,021
Exchange rate	1	27	80	80
Shares	—	—	—	—
Mutual funds	489	628	2,931	2,931
VaR portfolio	22,852	41,284	58,032	58,032

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	12,884	35,893	48,978	37,115
Exchange rate	—	985	2,738	30
Shares	—	—	—	—
Mutual funds	177	1,441	4,455	797
VaR portfolio	15,844	38,319	52,166	37,942

Banco AV Villas’ market risk weighted assets remained on average 5.3% of the total risk-weighted assets during the year ended December 31, 2019 and 3.8% on the year ended December 31, 2018.

Corficolombiana S.A

Maximum, Minimum and Average VaR Values
December 31, 2019
	Minimum	Average	Maximum	Period end
Interest rate	67,499	104,128	156,208	154,477
Exchange rate	610	2,599	4,867	4,129
Shares	10,864	11,085	11,283	12,119
Mutual funds	2,577	2,935	3,473	2,731
VaR portfolio	81,632	120,746	174,832	173,456

Maximum, Minimum and Average VaR Values
December 31, 2018
	Minimum	Average	Maximum	Period end
Interest rate	187,983	201,515	211,039	208,375
Exchange rate	436	4,490	7,707	436
Shares	10,125	10,370	10,954	10,125
Mutual funds	699	856	1,020	720
VaR portfolio	205,505	217,231	226,727	219,656

Corficolombiana’s market risk weighted assets remained on average 16.0% of the total risk-weighted assets during the year ended December 31, 2018 and 23.8% on the year ended December 31, 2018. As Corficolombiana does not have a relevant number of loans or other significant risk weighted assets, the weight of the market risk weighted assets is higher than in the banks.

Investment Price Risk in Equity Instruments

Equity Investments

As stated above, variations in equity price risk measured based on the regulatory VaR methodology include both equity securities held for trading through profit or losses and non-strategic holdings. In addition, it does not discriminate between listed and unlisted equity investments or between those which consolidate and those which do not. It includes investments in non-financial institutions.

Holding periods for many of Corficolombiana’s equity investments exceed ten years. Its largest investments have remained in the portfolio for several years and are intended to remain as permanent investments. At December 31, 2019 and at December 31, 2018, the investments subject to regulatory VaR were holdings in Mineros S.A.

The following table breaks down our investments subject to regulatory VaR by time since initial investments at December 31, 2019 and 2018.

	At December 31,
	2019			2018
	Investment			Investment
	subject to		Percentage	subject to
	Regulatory	Regulatory	of	Regulatory	Regulatory	Percentage of
	VaR	VaR	portfolio	VaR	VaR	portfolio
More than 36 months	75,584	11,111	100%	45,706	6,719	100%
Total	75,584	11,111	100%	45,706	6,719	100%

4.2.3          Structural foreign exchange risk

Grupo Aval´s financial subsidiaries have agencies and subsidiaries offshore and have assets and liabilities in foreign currencies and thus are exposed to changes in the exchange rates, primarily the United States Dollar. Foreign exchange risk is present when there are assets and liabilities denominated in foreign currency, when investments are made in subsidiaries and branches abroad and when there are loan portfolios, and obligations in foreign currency. There is also foreign exchange risk in foreign currency off balance sheet transactions.

Subsidiaries of the financial sector in Colombia are authorized by the country’s central bank (Banco de la República) to trade currencies and to maintain balances in foreign currency in accounts abroad. Colombian law allows for banks to maintain a net daily asset or liability position in foreign currency, determined as the difference in foreign currency denominated rights and foreign currency denominated obligations including both on and off-balance sheet positions. On a separate basis, the average of this difference over three business days cannot exceed twenty percent (20%) of the entity’s regulatory capital. On a consolidated basis, the average of this difference over three business days (positive or negative) cannot exceed forty percent (40%) of the consolidated entity´s regulatory capital.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity´s regulatory capital. The regulatory capital that is used in the calculations corresponds to the regulatory capital of the last business day of the previous two-months. The exchange rate used in the calculation is the average of the exchange rate set by the Superintendency of Finance at the end of the previous month.

The maximum and minimum total foreign currency position and the spot foreign currency position are determined according to each entity’s regulatory capital. The regulatory capital that is used in the calculations corresponds to the regulatory capital of the last business day of  two-months ago. The exchange rate used in the calculation is the average of the exchange rate set by the Superintendency of Finance at the end of the previous month. A substantial amount of Grupo Aval’s foreign currency assets and liabilities are in U.S. dollars. Details on the assets and liabilities in foreign currency held by Grupo Aval at December 31, 2019 and 2018 are shown below:

December 31,2019		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	5,003	1,266	20,545,934
Investments in debt securities at fair value through profit or loss	168	17	606,107
Investments in debt securities at fair value through OCI	2,634	705	10,942,222
Investments in debt securities at amortized cost	7	-	23,043
Loan portfolio financial assets at amortized cost	16,078	5,006	69,096,428
Derivative financial assets held for trading	257	-	843,700
Derivative financial assets held for hedging	51	-	166,598
Trade receivable	238	168	1,329,979
Total financial assets	24,436	7,162	103,554,011

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	274	-	897,138
Derivative financial liabilities held for hedging	28	-	90,726
Customer deposits	16,772	5,828	74,064,051
Financial obligations	8,428	772	30,148,583
Accounts payable	407	-	1,334,317
Total financial liabilities	25,909	6,600	106,534,815
Net financial asset (liability) position	(1,473)	562	(2,980,804)

December 31,2018		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial assets
Cash and cash equivalents	4,859	1,075	19,297,896
Investments in debt securities held for trading	121	15	441,801
Investments in securities available-for-sale	2,201	589	9,068,739
Investments in debt securities held-to-maturity	10	—	32,321
Loan portfolio financial assets at amortized cost	15,923	4,706	67,023,090
Derivative financial assets held for trading	222	1	725,433
Derivative financial assets held for hedging	9	—	30,138
Trade receivable	246	176	1,370,820
Total financial assets	23,591	6,562	97,990,238

		Other currencies	Total in
	U.S. dollars	converted to U.S.	Colombian pesos
Account	(Millions)	dollars (Millions)	(Millions)
Financial liabilities
Derivative financial liabilities held for trading	236	3	776,162
Derivative financial liabilities held for hedging	60	—	195,539
Customer deposits	14,914	5,077	64,971,825
Financial obligations	9,457	666	32,899,230
Accounts payable	442	—	1,437,447
Total financial liabilities	25,109	5,746	100,280,203
Net financial asset (liability) position	(1,518)	816	(2,289,965)

Grupo Aval’s financial subsidiaries hedge their foreign exchange exposure using derivatives instruments, especially forwards. The net foreign currency position of each subsidiary is monitored on a daily basis.

Grupo Aval has a number of investments in foreign subsidiaries and branches whose net assets are exposed to foreign exchange risk because of the translation of gains or losses for the purpose of consolidating their financial statements. The exposure arising from net assets in foreign operations is hedged primarily with financial obligations, bonds issued to the market and foreign exchange derivative instruments.

The following table includes a sensitivity analysis of the foreign exchange effect on Grupo Aval’s equity and the foreign exchange effect on profit before taxes if the peso value of the U.S. dollar increases or decrease by 100 Colombian Peso per U.S. dollar:

December 31,2019	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(13,874)	Ps.	13,874
Foreign exchange effect on profit before taxes		(20,708)		20,708

December 31,2018	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity	Ps.	(33,579)	Ps.	33,579
Foreign exchange effect on profit before taxes		(53,300)		53,300

4.2.4          Structural Interest Rate Risk

Non-trading instruments consist primarily of loans and deposits. Subsidiaries of the financial sector may be affected by their interest margins which may affect as a result of changes in interest rates; but they can also reduce and create losses in the event of unexpected movements in these rates.

Grupo Aval´s financial subsidiaries monitor their interest rate risk daily and set limits to the asset and liability mismatches when they are repriced. They analyze their interest rate exposure in a dynamic way. Scenario modelling considers renewal of existing positions, financing alternatives and hedges. Considering these scenarios, the financial subsidiaries calculate the profit and loss impact for a given change in interest rates.

The following table shows interest rates exposure for assets and liabilities at December 31, 2019 and 2018. In this table, fixed rate instruments are classified according to the maturity date and floating rate instruments are classified according to the repriced date. The following analysis includes all the global interest rate exposure in each bucket for the financial subsidiaries:

December 31, 2019

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	2,662,681	Ps.	—	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		82,749		1,972,593		871,982		1,745,789		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		743,846		2,132,946		1,289,402		17,442,798		—		21,608,992
Investments in debt securities at amortized cost		2,765,688		265,131		23,043		—		—		3,053,862
Service concession arrangements		—		—		—		2,706,030		—		2,706,030
Commercial loans and leases		21,918,784		44,037,038		8,461,102		27,238,736		—		101,655,660
Consumer loans and leases		10,993,634		9,758,318		1,660,573		37,427,926		—		59,840,451
Mortgages and housing leases		7,212,959		1,890,949		900,236		10,217,539		—		20,221,683
Microcredit loans and leases		30,911		18,568		39,283		321,558		—		410,320
Trade receivable		—		—		—		387,059		8,895,674		9,282,733
Total Assets	Ps.	46,411,252	Ps.	60,075,543	Ps.	13,245,621	Ps.	97,497,537	Ps.	36,350,229	Ps.	253,580,182
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	21,174,879	Ps.	—	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		10,514,186		29,426,123		15,525,670		17,759,210		—		73,225,189
Saving deposits		59,352,760		—		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		8,414,438		75,543		—		750,498		—		9,240,479
Leases contracts*		93,438		130,472		158,021		2,651,571		—		3,033,502
Borrowing from banks and similar		2,249,132		6,367,707		2,335,725		5,817,278		—		16,769,842
Long-term debt		276,735		3,567,489		680,677		17,393,367		—		21,918,268
Borrowing from development entities		1,175,637		1,199,311		115,314		1,392,223		—		3,882,485
Total Liabilities	Ps.	103,251,205	Ps.	40,766,645	Ps.	18,815,407	Ps.	45,764,147	Ps.	21,738,593	Ps.	230,335,997

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	3,110,667	Ps.	—	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		25,077		376,999		1,216,834		2,144,068		—		3,762,978
Investments in debt securities mandatory at FVTPL		—		—		—		31,256		—		31,256
Investments in debt securities at FVOCI		131,497		2,056,389		1,163,367		15,584,504		—		18,935,757
Investments in debt securities at amortized cost		671,047		951,850		1,348,691		1,028		—		2,972,616
Service concession arrangements		—		—		—		2,488,414		—		2,488,414
Commercial loans and leases		28,546,532		29,463,725		9,612,217		34,786,503		—		102,408,977
Consumer loans and leases		10,538,797		7,975,944		2,566,425		34,373,898		—		55,455,064
Mortgages and housing leases		7,649,242		1,771,712		419,518		8,751,631		—		18,592,103
Microcredit loans and leases		31,729		17,956		38,304		337,708		—		425,697
Trade receivable		—		—		—		3,043,403		4,025,717		7,069,120
Total Assets	Ps.	50,704,588	Ps.	42,614,575	Ps.	16,365,356	Ps.	101,542,413	Ps.	29,316,333	Ps.	240,543,265

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		9,741,623		28,546,101		15,447,825		13,117,463		—		66,853,012
Saving deposits		36,523,899		20,697,540		—		—		—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		6,099,084		714,994		—		—		—		6,814,078
Borrowing from banks and others		1,566,524		11,497,277		1,164,075		6,382,890		—		20,610,766
Long-term debt		73,565		3,369,988		656,291		16,040,506		—		20,140,350
Borrowing from development entities		563,370		259,194		1,607,273		1,216,959		—		3,646,796
Total Liabilities	Ps.	76,945,718	Ps.	65,085,094	Ps.	18,875,464	Ps.	36,757,818	Ps.	17,907,347	Ps.	215,571,441

As part of their management of interest rate risk, financial subsidiaries analyze the interest rate mismatches between their interest-earning assets and their interest-earning liabilities. This sensitivity analysis assumes the composition of Grupo Aval´s balance sheet remains constant over the period being measured and assumes interest rate changes are reflected uniformly across the yield curve. The sensitivity analysis uses scenarios of interest rates increasing /decreasing 50 and 100 basis points from the average of the last 12 months of the balances of financial assets and liabilities with all other variables held constant. These scenarios are not predictions of future market events, but they illustrate the effect that it may have on the amortized cost (and fair value of portfolio investments) of Grupo Aval´s financial assets and liabilities.

If interest rates were decreased by 50 or 100 basis points, Grupo Aval´s net interest income would have increased by Ps 173,629 and Ps 348,994, respectively. The above due to the decrease in accrued interest from liabilities would be greater than the decrease in accrued interest from assets.

Moreover, if interest rates were increased 50 or 100 basis points, Grupo Aval´s net interest income would have decreased by Ps 174,497 and Ps 348,935, respectively. The above due to the increase in the value of accrued interest from liabilities would be greater than the increase in accrued interests from assets.

The following is a breakdown of interest bearing assets and liabilities, by interest rate type and by maturity, at December 31, 2019 and 2018.

December 31, 2019

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,619,126	Ps.	43,555	Ps.	—	Ps.	—	Ps.	27,454,555	Ps.	30,117,236
Investments in debt securities at FVTPL		288,176		2,319,323		383,470		1,682,144		—		4,673,113
Investments in debt securities mandatory at FVTPL		—		—		—		10,102		—		10,102
Investments in debt securities at FVOCI		7,434		4,054,359		2,377,875		15,169,324		—		21,608,992
Investments in debt securities at amortized cost		3,025,213		28,649		—		—		—		3,053,862
Service concession arrangements		—		—		2,706,030		—		—		2,706,030
Commercial loans and leases		41,941,576		4,340,760		52,017,308		3,356,016		—		101,655,660
Consumer loans and leases		1,059,643		15,901,205		10,746,657		32,132,946		—		59,840,451
Mortgages and housing leases		43,814		391,869		11,322,696		8,463,304		—		20,221,683
Microcredit loans and leases		1,954		223,485		3,700		181,181		—		410,320
Trade receivable		—		—		263,922		123,137		8,895,674		9,282,733
Total Assets	Ps.	48,986,936	Ps.	27,303,205	Ps.	79,821,658	Ps.	61,118,154	Ps.	36,350,229	Ps.	253,580,182

	Under one year					Over one year			Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	384,579	Ps.	20,790,300	Ps.	—	Ps.	—	Ps.	21,274,823	Ps.	42,449,702
Time deposits		12,673,158		37,790,186		7,099,730		15,662,115		—		73,225,189
Saving deposits		17,159,419		42,193,341		—		—	.	—		59,352,760
Other deposits		—		—		—		—		463,770		463,770
Interbank and overnight funds		—		9,240,479		—		—		—		9,240,479
Leases contracts*		3,586		404,434		132,928		2,492,554		—		3,033,502
Borrowing from banks and other		1,372,926		8,504,875		3,216,263		3,675,778		—		16,769,842
Long-term debt		959,068		1,473,258		9,738,305		9,747,637		—		21,918,268
Borrowing from development entities		572,600		10,537		3,256,614		42,734		—		3,882,485
Total Liabilities	Ps.	33,125,336	Ps.	120,407,410	Ps.	23,443,840	Ps.	31,620,818	Ps.	21,738,593	Ps.	230,335,997

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash due from banks and Central Bank	Ps.	2,014,270	Ps.	1,096,397	Ps.	—	Ps.	—	Ps.	25,290,616	Ps.	28,401,283
Investments in debt securities at FVTPL		159,486		1,459,424		231,620		1,912,448		—		3,762,978
Investments in debt securities mandatory at FVTPL		—		—		—		31,256		—		31,256
Investments in debt securities at FVOCI		13,532		3,337,721		872,882		14,711,622		—		18,935,757
Investments in debt securities at amortized cost		1,349,722		725,704		896,162		1,028		—		2,972,616
Service concession arrangements		—		—		2,488,414		—		—		2,488,414
Commercial loans and leases		44,094,950		4,259,106		51,184,839		2,870,082		—		102,408,977
Consumer loans and leases		1,099,251		14,713,486		10,482,629		29,159,698		—		55,455,064
Mortgages and housing leases		53,296		330,277		10,924,349		7,284,181		—		18,592,103
Microcredit loans and leases		2,698		223,954		3,582		195,463		—		425,697
Trade receivable		397		—		2,989,292		53,714		4,025,717		7,069,120
Total Assets	Ps.	48,787,602	Ps.	26,146,069	Ps.	80,073,769	Ps.	56,219,492	Ps.	29,316,333	Ps.	240,543,265

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	—	Ps.	22,377,653	Ps.	—	Ps.	—	Ps.	17,325,225	Ps.	39,702,878
Time deposits		11,332,638		33,720,396		6,801,559		14,998,419		—		66,853,012
Saving deposits		16,485,565		40,735,874		—		—	.	—		57,221,439
Other deposits		—		—		—		—		582,122		582,122
Interbank and overnight funds		3,492,343		3,321,735		—		—		—		6,814,078
Borrowing from banks and other		3,406,673		9,984,328		2,899,475		4,320,290		—		20,610,766
Long-term debt		749,442		804,281		6,650,249		11,936,378		—		20,140,350
Borrowing from development entities		638,286		149,508		2,852,178		6,824		—		3,646,796
Total Liabilities	Ps.	36,104,947	Ps.	111,093,775	Ps.	19,203,461	Ps.	31,261,911	Ps.	17,907,347	Ps.	215,571,441

Disclosure of risk management, liquidity risk [text block]

4.3          Liquidity Risk

Liquidity risk management has always been a basic element of Grupo Aval’s business strategy and a fundamental cornerstone, together with capital, on which the strength of its balance sheet rests. Liquidity risk is related to the inability of Grupo Aval´s financial subsidiaries to fulfill their obligations with customers, financial market counterparties, lenders, suppliers, authorities or other stakeholders at any given moment, in any currency and in any location.

Structural liquidity management aims to finance the activity’s recurring nature of each company under optimal terms of time and cost, avoiding taking unwanted liquidity risks. In Grupo Aval, the financing and liquidity model is decentralized and based on autonomous subsidiaries that are responsible for covering their own liquidity needs. Therefore, each entity reviews its available resources on a daily basis in order to control its liquidity risk.

Grupo Aval financial subsidiaries are responsible for covering the liquidity needs arising from its current and future activity. In consequence, they will either take deposits from its customers in its area of influence, or by resorting to the wholesale markets where it operates. As a result, Grupo Aval financial subsidiaries have a considerable capacity to attract stable deposits, as well as a significant liquidity to raise funds in the wholesale markets.

The policies with respect to liquidity risk at Grupo Aval and the financial subsidiaries in Colombia are directed at complying with the guidelines established by the Superintendency of Finance. These guidelines require that Colombian financial subsidiaries establish a system for the administration of liquidity risks (Sistema de Administración de Riesgo de Liquidez) which includes the identification, measurement, control and monitoring functions required to ensure the management of day to day liquidity requirements, adjust to minimum requirements in terms of liquidity buffers and establish liquidity contingency plans to deal with any unexpected situation.

The methodology for the assessment and measurement of liquidity risk at BAC includes:

a)	Generation of liquidity GAP analysis by currency for the short and long term, including normal and stressed scenarios;
b)	Coverage indicators by currency for sight and 30 days, in normal and stressed scenarios;
c)	Prudential regulation indicators of maturity by currency for 1 and 3 months;
d)	Indicator of liquidity coverage by currency according to regulatory provisions;
e)	Internal measurements to qualify liquidity risk by currency (global liquidity indicator).

Therefore, financial subsidiaries controlled by Grupo Aval, in Colombia, are required to maintain adequate liquidity positions based on the Superintendency of Finance’s liquidity parameters, using a short-term liquidity index (Indicador de Riesgo de Liquidez), or “IRL,” that measures liquidity for different time horizons from 1 to 90 days. This index is defined as the difference between adjusted liquid assets and net liquidity requirements.

"

Liquid assets include total debt securities adjusted by market liquidity and exchange rate, excluding investments classified as “held to maturity” different from mandatory investments, Central Bank deposits and available cash.

"

Net liquidity requirements are the difference between expected contractual asset and contractual and non-contractual liability cash flows. Cash flows from past due loans are not included in this calculation.

During 2019, as part of its convergence towards Basel III standards, the Superintendency of Finance incorporates the segmentation by type of deposits in the calculation of non-contractual liability cash flows. The methodology first segments each demand and savings deposits in eight categories, according with their balance and the type of customer; then computes the run-off rate for each category and finally multiply both to compute the non-contractual reserve.

Grupo Aval´s financial subsidiaries assess the volatility of deposits, debt levels, the asset and liability structure, the liquidity of different asset types, the availability of lines of credit and the effectiveness of asset and liability management. The objective is to have adequate liquidity to manage possible stress scenarios.

The quantification of money market funding is an integral part of the liquidity measurement carried out by each entity. Based on statistical analysis, primary and secondary sources of liquidity are identified in order to ensure funding stability and diversification, and to minimize concentration.

Financial subsidiaries in Colombia and other countries must maintain cash on hand and in Central Bank deposits in order to comply with reserve requirements. The reserve requirement calculation is based upon the daily average of the different types of deposits on a biweekly basis. As of December 31, 2019, and 2018, all of Grupo Aval´s financial subsidiaries comply with reserve requirements. Details on the required percentage in each country are shown below:

Requested Percentage
Country	Details	%
Colombia	Checking account and Savings accounts	11%
	Time deposits < 18 months	4.5%
Guatemala	Deposits and Capital raising	11.6%
El Salvador	1st Demand deposits (1)	25%
	2nd Demand deposits (2)	25%
	3rd Debt securities	50%
Honduras	Demand deposits	12%
	Mandatory investment in local currency	5%
	Mandatory investment in foreign currency	12%
Nicaragua	Daily, Liabilities in local and foreign currency	12%
	Biweekly, Liabilities in local and foreign currency	14%
Costa Rica	Deposits in local and foreign currency	15%
	Capital raising in local and foreign currency	15%
(1)	This refers to demand deposits in Central Bank or overseas banks.
(2)	This refers to demand deposits in Central Bank, overseas banks or debt securities issue by the Central Bank.

There are no reserve requirements for our subsidiaries located in Panamá because there is no Central Bank to regulate such requirements.

The following is a breakdown of the liquid assets in different time horizon from 1 to 90 days, as per the separate figures of each of our financial subsidiaries at December 31, 2019 and 2018:

December 31, 2019

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	11,480,613	9,127,754	2,141,891	(14,048,998)
Banco Occidente	6,013,484	5,381,263	3,449,519	(1,382,231)
Banco Popular	2,708,977	2,196,520	543,111	(2,426,968)
Banco AV Villas	1,777,483	1,489,391	573,001	(1,756,092)
Corficolombiana	1,648,321	1,238,060	970,752	440,603

December 31, 2018

	Liquid assets
	available at the end			From 31 to 90
Bank	of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco de Bogotá	10,936,886	10,370,295	8,892,523	321,897
Banco Occidente	5,913,723	5,244,524	4,185,759	1,631,575
Banco Popular	3,622,232	3,305,221	2,505,573	164,075
Banco AV Villas	2,035,362	1,724,944	1,304,447	(37,659)
Corficolombiana	1,131,464	585,045	386,081	(159,983)
(1)

Liquid assets are the sum of the assets that are readily convertible to cash. These assets include cash on hand and bank deposits including Central Bank deposits, securities or in money market transactions and have not been used in borrowing operations in the money market. It also includes investments coupons that have been transferred to the entity in debt securities recorded at fair value, investments in mutual funds with no withdrawal restrictions, and debt securities carried at amortized cost, provided they are legally required or “mandatory” investments, subscribed in the primary market and that can be used for money market operations. The value of the liquid assets mentioned above, is calculated at the fair value market price on the date of the assessment.

(2)

This amount is the remaining value of the liquid assets in the specified time period, or the LRI, that is calculated as the difference among the liquid assets and the liquidity requirement. The liquidity requirement is the difference of contractual cash inflows and contractual and non-contractual cash outflows during the period according to the LRI methodology.

The liquidity calculations described above assume normal liquidity conditions, according to the contractual flows and historical experience of each of the financial subsidiaries. In extreme liquidity events caused by unusual deposit withdrawals, the financial subsidiaries have contingency plans that include available credit lines with other financial institutions and access to special lines of credit with Colombia´s Central Bank, in accordance with current regulations. These lines of credit are granted when required and are collateralized by Colombian government securities and by a portfolio of high quality loans, as specified in the Central Bank regulations. Grupo Aval´s financial subsidiaries did not access the Central Bank special lines of credit during the years ended at December 31, 2019 and 2018.

The following is a breakdown shows the contractual undiscounted cash flows of the financial assets and liabilities including contractual interest receivable and payable at December 31, 2019 and 2018.

December 31, 2019

	Less than		From one to six		From six to twelve		More than
Assets	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	28,683,338	Ps.	—	Ps.	—	Ps.	—	Ps.	28,683,338
Investments in debt securities at FVTPL		937,550		1,491,328		984,902		1,475,733		4,889,513
Investments in debt securities at FVOCI		1,269,356		2,334,438		1,951,863		19,921,644		25,477,301
Investments in debt securities at amortized cost		833,179		858,257		1,404,163		—		3,095,599
Commercial loans and leases		14,025,655		29,465,200		16,865,877		69,494,065		129,850,797
Consumer loans and leases		8,662,984		17,571,059		10,005,080		53,010,916		89,250,039
Mortgages and housing leases		447,147		984,046		1,147,043		33,219,821		35,798,057
Microcredit loans and leases		55,112		122,167		123,624		240,181		541,084
Trading derivatives		620,242		229,909		37,138		29,374		916,663
Hedging derivatives		163,825		3,401		18		—		167,244
Trade receivable		2,342,007		—		—		9,631,524		11,973,531
Other assets		1,163,339		—		—		—		1,163,339
Total Assets	Ps.	59,203,734	Ps.	53,059,805	Ps.	32,519,708	Ps.	187,023,258	Ps.	331,806,505

	Less than		From one to six		From six to twelve		More than
Liabilities	one month		months		months		a year		Total
Checking accounts	Ps.	42,449,701	Ps.	—	Ps.	—	Ps.	—	Ps.	42,449,701
Time Deposits		8,631,705		25,954,834		17,871,428		25,483,897		77,941,864
Saving deposits		59,352,759		—		—		—		59,352,759
Other deposits		463,770		—		—		—		463,770
Interbank and overnight funds		5,819,104		3,420,692		—		—		9,239,796
Leases contracts*		92,255		122,866		152,352		2,669,047		3,036,520
Borrowing from banks and other		2,211,662		4,877,570		3,215,999		7,450,891		17,756,122
Long-term debt		92,130		1,244,776		1,260,353		23,233,085		25,830,344
Borrowing from development entities		119,662		751,027		388,785		3,434,525		4,693,999
Trading derivatives		606,476		277,657		25,612		18,240		927,985
Hedging derivatives		73,625		19,681		18		3,359		96,683
Other liabilities		4,997,412		240,030		9,306		1,121,438		6,368,186
Total Liabilities	Ps.	124,910,261	Ps.	36,909,133	Ps.	22,923,853	Ps.	63,414,482	Ps.	248,157,729

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,488,242	Ps.	—	Ps.	—	Ps.	—	Ps.	2,488,242
Standby letters of credit		953,289		—		—		—		953,289
Overdraft facility		67,126		—		—		—		67,126
Standby credit card facility		20,054,171		109,451		82,088		328,352		20,574,062
Undrawn approved loans		561,330		52,807		—		—		614,137
Others		99,270		—		—		—		99,270
Total Commitments Loans	Ps.	24,223,428	Ps.	162,258	Ps.	82,088	Ps.	328,352	Ps.	24,796,126

*Grupo Aval has initially adopted IFRS 16 as of January 1, 2019. According to the transition methods chosen, comparative information is not restated. See note 2(2.4)(A).

December 31, 2018

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	28,450,114	Ps.	—	Ps.	—	Ps.	—	Ps.	28,450,114
Investments in debt securities at FVTPL		576,072		350,307		1,026,669		2,018,209		3,971,257
Investments in debt securities at FVOCI		163,389		2,272,601		1,547,078		18,292,502		22,275,570
Investments in debt securities at amortized cost		1,691,200		447,674		866,184		1,019		3,006,077
Commercial loans and leases		12,524,966		24,196,186		13,982,791		58,838,873		109,542,816
Consumer loans and leases		6,218,323		12,707,647		7,369,756		45,240,501		71,536,227
Mortgages and housing leases		297,155		1,376,279		1,626,730		32,061,546		35,361,710
Microcredit loans and leases		58,093		125,474		128,180		256,278		568,025
Trading derivatives		476,088		244,385		22,483		14,216		757,172
Hedging derivatives		28,941		4,083		—		—		33,024
Trade receivable		4,260,837		—		397		2,929,814		7,191,048
Other assets		631,231		—		—		—		631,231
Total Assets	Ps.	55,376,409	Ps.	41,724,636	Ps.	26,570,268	Ps.	159,652,958	Ps.	283,324,271

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	39,708,169	Ps.	—	Ps.	—	Ps.	—	Ps.	39,708,169
Time Deposits		8,375,127		26,030,729		15,605,292		20,730,824		70,741,972
Saving deposits		57,443,560		—		—		—		57,443,560
Other deposits		582,122		—		—		—		582,122
Interbank and overnight funds		6,813,329		—		—		—		6,813,329
Borrowing from banks and other		1,665,739		8,779,185		4,490,249		7,248,223		22,183,396
Long-term debt		138,362		904,752		1,896,186		21,493,625		24,432,925
Borrowing from development entities		145,712		578,545		423,122		3,189,314		4,336,693
Trading derivatives		515,697		236,390		20,305		27,955		800,347
Hedging derivatives		182,849		6,587		6,718		—		196,154
Other Liabilities		6,884,154		896,154		67,042		299		7,847,649
Total Liabilities	Ps.	122,454,820	Ps.	37,432,342	Ps.	22,508,914	Ps.	52,690,240	Ps.	235,086,316

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	2,297,206	Ps.	9,742	Ps.	4,222	Ps.	2,370	Ps.	2,313,540
Standby letters of credit		928,585		208		2		—		928,795
Overdraft facility		306,740		—		—		—		306,740
Standby credit card facility		20,409,059		—		—		—		20,409,059
Undrawn approved loans		3,612,600		—		—		—		3,612,600
Others		394,688		—		—		—		394,688
Total Commitments Loans	Ps.	27,948,878	Ps.	9,950	Ps.	4,224	Ps.	2,370	Ps.	27,965,422

Disclosure of risk management, regulatory capital management [text block]

4.4          Regulatory capital management

Grupo Aval, Financial Holding

As a result of Colombian Law 1870 of 2017, also known as Financial Conglomerates Law, which came in effect on February 6, 2019, Grupo Aval is now also subject to the inspection and supervision of the Superintendency of Finance (SFC). This law created the legal category of financial holding companies and financial conglomerates and gives to the Colombian government the power, to impose capital adequacy requirements on the financial conglomerates on an aggregate/consolidated basis, among others.

In compliance with Decree 774 issued on May 8th, 2018 by the Colombian Government and which came into force on 8th of November 2019 after an 18-month transition period and the External Circular 012 of June 5, 2018 (Circular Externa 012 del 5 de junio de 2019) issued by the Superintendency of Finance (SFC), Grupo Aval, Financial Holding, has the faculty to establish conditions for adequate capital requirements. Grupo Aval reported to the SFC its first official capital requirements calculation in February 25, 2020, based on financial statements as of December 31, 2019. As of December 31, 2019, Grupo Aval, Financial Conglomerate, complied with minimum regulatory capital requirements.

Grupo Aval’s financial subsidiaries

Grupo Aval’s financial subsidiaries are subject to a “Total Solvency Risk Ratio” (Total Regulatory Capital/Risk Weighted Assets) of at least 9% and a “Basic Solvency Risk Ratio” (Basic Ordinary Regulatory Capital/Risk Weighted Assets) of at least 4.5%.  See Regulatory framework for Colombian financial institutions - Capital Adequacy Requirements section.

As of  December, 31 2019,  and 2018, all of Grupo Aval´s financial subsidiaries complied with the minimum regulatory capital requirements, as established by Basel II. Below is shown the consolidated outcome by entity of the minimum regulatory capital, required for the entities regulated by the Superintendency of Finance:

	December 31, 2019
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	18,508,842	3,908,477	2,384,460	1,293,359	4,032,713
Basic ordinary equity	13,082,557	3,202,018	1,898,181	1,174,605	3,761,178
Basic additional equity	5,426,285	706,459	486,279	118,754	271,535
Market risk	14,223,159	1,401,440	1,425,745	644,799	1,927,291
Credit risk	129,836,198	31,807,330	21,015,333	11,488,357	10,102,536
Total assets weighted by risk	144,059,357	33,208,770	22,441,078	12,133,156	12,029,827
Total solvency risk index.	12.85%	11.77%	10.63%	10.66%	33.52%
Basic solvency risk index.	9.08%	9.64%	8.46%	9.68%	31.27%

	December 31, 2018
	Banco de	Banco de	Banco	Banco AV
Regulatory Capital	Bogotá	Occidente	Popular	Villas	Corficolombiana
Regulatory Capital	17,730,918	3,917,005	2,170,075	1,176,179	3,631,640
Basic ordinary equity	11,655,669	3,166,981	1,648,438	1,106,529	3,381,550
Basic additional equity	6,075,249	750,024	521,637	69,650	250,090
Market risk	10,275,186	1,754,924	1,809,867	421,379	2,440,618
Credit risk	120,604,192	29,405,386	19,624,155	10,759,423	7,834,598
Total assets weighted by risk	130,879,378	31,160,310	21,434,022	11,180,802	10,275,216
Total solvency risk index.	13.55%	12.57%	10.12%	10.52%	35.34%
Basic solvency risk index.	8.91%	10.16%	7.69%	9.90%	32.91%